As filed with the Securities and Exchange Commission on April 30, 2002.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      / /

     Pre-Effective Amendment No.                                             / /
                                 ----

     Post-Effective Amendment No. 14                                         /X/
                                 ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              / /

     Amendment No. 15                                                        /X/
                  ----

     (Check appropriate box or boxes.)

                   Diamond Hill Funds (formerly The BSG Funds)
                   -------------------------------------------
                        File Nos. 333-22075 and 811-8061
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

             375 North Front Street, Suite 300, Columbus, Ohio 43215
             -------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (614) 848-3400
                                                    ----------------------------

                         James Laird, Diamond Hill Funds
                         -------------------------------
             375 North Front Street, Suite 300, Columbus, Ohio 43215
             -------------------------------------------------------
                     (Name and Address of Agent for Service)

                                  With copy to:
                               Charles Hire, Esq.
                              Baker & Hostetler LLP
                Capital Square, 65 East State Street, Suite 2100
                              Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)
/X/  on April 30, 2002 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a) (1)
/ /  on (date) pursuant to paragraph (a) (1)
/ /  75 days after filing pursuant to paragraph (a) (2)
/ /  on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             DIAMOND HILL FOCUS FUND

                           DIAMOND HILL SMALL CAP FUND

                           DIAMOND HILL LARGE CAP FUND

                       DIAMOND HILL BANK & FINANCIAL FUND

                            PROSPECTUS April 30, 2002

                        375 North Front Street, Suite 300
                              Columbus, Ohio 43215

               For Information, Shareholder Services and Requests:
                                 (888) 226-5595

    Diamond Hill Focus Fund seeks to provide long-term capital appreciation.

  Diamond Hill Small Cap Fund seeks to provide long-term capital appreciation.

  Diamond Hill Large Cap Fund seeks to provide long-term capital appreciation.

     Diamond Hill Bank & Financial Fund seeks to provide long-term capital appreciation.

AS WITH ALL MUTUAL FUND SHARES AND PROSPECTUSES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SHARES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DIAMOND HILL FOCUS FUND

     COSTS OF INVESTING IN THE FUND

DIAMOND HILL SMALL CAP FUND

     COSTS OF INVESTING IN THE FUND

DIAMOND HILL LARGE CAP FUND

     COSTS OF INVESTING IN THE FUND

RESULTS OF A $10,000 INVESTMENT

DIAMOND HILL BANK & FINANCIAL FUND

     COSTS OF INVESTING IN THE FUND

ADDITIONAL INFORMATION ABOUT INVESTMENT
STRATEGIES AND RELATED RISKS

PRICING YOUR SHARES

HOW TO BUY SHARES

HOW TO SELL SHARES

HOW TO EXCHANGE SHARES

DIVIDENDS AND DISTRIBUTIONS

TAXES

OPERATION OF THE FUNDS

                             DIAMOND HILL FOCUS FUND

INVESTMENT OBJECTIVE
     [Icon:  Museum Facade]

     The investment objective of the Diamond Hill Focus Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE
     [Icon:  Newspaper]

     The Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally focuses its investments in a core of 20 to 30 companies, and the Fund's adviser anticipates that each of the Fund's investments will also be held in either the Diamond Hill Large Cap or Diamond Hill Small Cap portfolio.

     The Fund's adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies of all capitalization ranges. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the adviser applies a proprietary valuation model as a tool for stock selection.

     Once a stock is selected, the adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's adviser believes that the company's fundamentals are deteriorating or if the adviser identifies a stock that it believes offers a better investment opportunity.

     The Fund will from time to time sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Fund's assets will as a matter of practice be invested in short sales. The total amount of cash or liquid securities deposited with the broker (not including the proceeds of the short sale) and segregated by the Fund with the Fund's custodian may not at any time be more than 35% of the Fund's net assets; however, normally such cash or liquid securities deposited and segregated by the Fund are not expected to exceed 25% of the Fund's net assets.

     The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     [Icon:  Man handing over printed page]

     All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the adviser's intrinsic value-oriented approach may fail to produce the intended results.

     As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and could be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular stock and the price of that stock falls.

     Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

     The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

     An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                           Is This Fund Right For You?
                           ---------------------------
     [Icon: Silhouettes of men and women]

The Fund is designed for:
o    long term investors seeking a fund with a value investment philosophy
o investors willing to accept the increased risks and price fluctuations associated with a non-diversified fund

HOW THE FUND HAS PERFORMED

The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund's performance for its first calendar year. Sales loads are not reflected in the bar chart and, if these amounts were reflected, the return would be less than that shown. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index and those of an index with similar investment objectives. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Class A Annual Total Return1:
(Total return as of December 31, 2001)

     [Insert bar chart with the following plot point]:

          Year                Annual Total Return
          ----                -------------------

          2001                       6.11%

1 Figure does not reflect sales charges. If it did, the return would be lower.

During the period shown in the bar chart, the highest return for a quarter was 19.96% (quarter ended December 31, 2001), and the lowest return for a quarter was -26.08% (quarter ended September 30, 2001).

Average Annual Total Returns
(for the periods ended December 31, 2001)

                                                Past One Year   Since Inception1
Diamond Hill Focus Fund - Class A
Return Before Taxes                                 0.04%            1.48%
Class A Return after Taxes on Distributions        -0.59%            1.05%
Class A Return after Taxes on Distributions
   and Sale of Fund Shares                          0.02%            0.97%
Wilshire 5000 Index 2                             (10.97)%         (13.82)%
Russell 3000 Index3                               (11.43)%         (12.97)%
Diamond Hill Focus Fund - Class C
  Return Before Taxes                                N/A           (10.48)%
Wilshire 5000 Index2                              (10.97)%         (10.85)%
Russell 3000 Index3                               (11.43)%         (11.20)%

The average annual total returns for the Fund's Class A Shares are reduced to reflect the maximum applicable sales charges for Class A Shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.

1    Inception  date for Class A is June 30,  2000 and Class C is  February  13,
     2001.

2 The Wilshire 5000 Index is a market-capitalization weighted index of approximately 7,000 U.S. equity securities. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

3 The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

                COSTS OF INVESTING IN THE DIAMOND HILL FOCUS FUND
                             [Icon: Adding Machine]

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1   Class A   Class C
                                                              -------   -------

Maximum Front End Sales Load Imposed on Purchases...............5.75%.....NONE
Maximum Contingent Deferred Sales Charge .......................NONE......2.00%
Sales Load Imposed on Reinvested Dividends......................NONE......NONE
Redemption Fee..................................................NONE......NONE
Exchange Fee....................................................NONE......NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)2

     Management Fees............................................0.90%.....0.90%
     Distribution (12b-1) Fees..................................0.25%.....1.00%
     Other Expenses 3 ..........................................0.47%.....0.48%
Total Annual Fund Operating Expenses............................1.62%.....2.38%
     Expense Reimbursement4....................................(0.02%)...(0.03)%
Net Annual Fund Operating Expenses..............................1.60%.....2.35%

1    Processing organizations may impose transactional fees on shareholders.

2 The expense information in this table has been restated to reflect current fees.

3 Other expenses consist of an administrative services fee in the amount of 0.45% paid to the Adviser and trustees' fees.

4 The Adviser has made an irrevocable agreement to waive its fees and/or reimburse certain of the Fund's expenses (exclusive of extraordinary items) to limit the Fund's total operating expenses to 1.60% for Class A shares and 2.35% for Class C shares. The Adviser may terminate this agreement after April 30, 2003.

EXAMPLE:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     ------     -------     -------     --------

Class A                              $  728      $1,051      $1,398      $2,379
Class C
  if you sold your shares
     at the end of the period        $  443      $  733      $1,258      $2,704
  if you stayed in the Fund          $  238      $  733      $1,258      $2,704

                           DIAMOND HILL SMALL CAP FUND

INVESTMENT OBJECTIVE
     [Icon:  Museum Facade]

     The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE
     [Icon:  Newspaper]

     The Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally invests at least 80% of its net assets in small capitalization companies, defined as those companies with a market capitalization below $5 billion.

     The Fund's adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the adviser applies a proprietary valuation model as a tool for stock selection.

     Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's adviser believes that the company's fundamentals are deteriorating or if the adviser identifies a stock that it believes offers a better investment opportunity. If the market capitalization of a company in the Fund's portfolio grows to the point where the company is no longer a small capitalization company, the Fund may continue to hold the investment for future capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     [Icon:  Man handing over printed page]

     All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the adviser's intrinsic value-oriented approach may fail to produce the intended results.

     In addition, investments in smaller companies involve greater risks than investments in larger, more established companies. Historically, smaller company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less than certain growth prospects of smaller companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller companies to changing economic conditions. In addition, less frequent trading, with smaller volume than larger capitalization companies may make it difficult for the Fund to buy and sell shares. Also, the market price for smaller capitalization companies tends to rise more in response to demand and fall more in response to selling pressure than is the case with larger capitalization companies.

     Further, smaller companies may lack depth of management, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

     Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

     An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                           Is This Fund Right For You?
                           ---------------------------
     [Icon: Silhouettes of men and women]

The Fund is designed for:
o    long term investors seeking a fund with a value investment philosophy
o investors willing to accept the increased risks associated with investments in smaller companies

HOW THE FUND HAS PERFORMED

The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund's performance for its first calendar year. Sales loads are not reflected in the bar chart and, if these amounts were reflected, the return would be less than that shown. The table shows how the Fund's average annual total returns compare to those of a broad-based securities market index and those of an index with similar investment objectives. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Class A Annual Total Return1:
(Total return as of December 31, 2001)

     [Insert bar chart with the following plot point]:

          Year                Annual Total Return
          ----                -------------------

          2001                       25.46%

1 Figure does not reflect sales charges. If it did, the return would be lower.

During the period shown in the bar chart, the highest return for a quarter was 26.47% (quarter ended December 31, 2001), and the lowest return for a quarter was -22.80% (quarter ended September 30, 2001).

Average Annual Total Returns
(for the periods ended December 31, 2001)

                                                Past One Year   Since Inception1
Diamond Hill Small Cap Fund - Class A
  Return Before Taxes                                18.25%          18.10%
Class A Return after Taxes on Distributions          17.30%          17.16%
Class A Return after Taxes on Distributions
 and Sale of Fund Shares                             11.10%          14.01%
Wilshire 4500 Index2                                 (9.33)%         (9.33)%
Russell 2000 Index3                                   2.63%           2.63%
Diamond Hill Small Cap Fund - Class C
  Return Before Taxes                                  N/A            7.39%
Wilshire 4500 Index2                                 (9.33)%         (5.97)%
Russell 2000 Index3                                   2.63%           0.84%

The average annual total returns for the Fund's Class A Shares are reduced to reflect the maximum applicable sales charges for Class A Shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.

1    Inception  date for  Class A shares  December  29,  2000 and Class C shares
February 20, 2001.

2 The Wilshire 4500 Index is a market capitalization-weighted index of approximately 6,500 U.S. equity securities. The Wilshire 4500 Index includes all of the stocks in the Wilshire 5000 Index except for stocks included in the S&P 500 Index. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

3 The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

              COSTS OF INVESTING IN THE DIAMOND HILL SMALL CAP FUND
                             [Icon: Adding Machine]

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1   Class A   Class C
                                                              -------   -------

Maximum Front End Sales Load Imposed on Purchases...............5.75%.....NONE
Maximum Contingent Deferred Sales Charge .......................NONE......2.00%
Sales Load Imposed on Reinvested Dividends......................NONE......NONE
Redemption Fee..................................................NONE......NONE
Exchange Fee....................................................NONE......NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from Fund assets)2

     Management Fees............................................0.80%.....0.80%
     Distribution (12b-1) Fees..................................0.25%.....1.00%
     Other Expenses 3 ..........................................0.54%.....0.54%
Total Annual Fund Operating Expenses............................1.59%.....2.34%
     Expense Reimbursement4....................................(0.09)%...(0.09)%
                                                               -----     -----
Net Annual Fund Operating Expenses..............................1.50%.....2.25%

1    Processing organizations may impose transactional fees on shareholders.

2 The expense information in this table has been restated to reflect current fees.

3 Other expenses consist of an administrative services fee in the amount of 0.45% paid to the Adviser and trustees' fees.

4 The Adviser has made an irrevocable agreement to waive its fees and/or reimburse certain of the Fund's expenses (exclusive of extraordinary items) to limit the Fund's total annual operating expenses to 1.50% for Class A shares and 2.25% for Class C shares. The Adviser may terminate this agreement after April 30, 2003.

Example:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     ------     -------     -------     --------

Class A                              $  719      $1,022      $1,355      $2,321
Class C
  if you sold your shares
     at the end of the period        $  434      $  703      $1,213      $2,640
  if you stayed in the Fund          $  228      $  703      $1,213      $2,640

                           DIAMOND HILL LARGE CAP FUND

INVESTMENT OBJECTIVE
     [Icon:  Museum Facade]

     The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE
     [Icon:  Newspaper]

     The Fund pursues its objective by investing in common stocks that the Fund's adviser believes are undervalued. The Fund normally invests at least 80% of its net assets in large capitalization companies, defined as those companies with a market capitalization of $5 billion or more.

     The Fund's adviser utilizes a two-step security selection process to find intrinsic value regardless of overall market conditions. This "bottom up" process begins with fundamental research of companies. The objective is to find companies with solid growth prospects based on company-specific strategies or industry factors. The adviser thoroughly examines prospective companies' corporate and financial histories and scrutinizes management philosophies, missions and forecasts. Once a company is deemed to be attractive by this rigorous process, the adviser applies a proprietary valuation model as a tool for stock selection.

     Once a stock is selected, the Adviser continues to monitor the company's strategies, financial performance and competitive environment. The Fund may sell a security if the Fund's adviser believes that the company's fundamentals are deteriorating or if the adviser identifies a stock that it believes offers a better investment opportunity. If the market capitalization of a company in the Fund's portfolio decreases to the point where the company is no longer a large capitalization company, the Fund may continue to hold the investment for future capital growth opportunities.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     [Icon:  Man handing over printed page]

     All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the adviser's intrinsic value-oriented approach may fail to produce the intended results.

     Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

     An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                           Is This Fund Right For You?
                           ---------------------------
     [Icon: Silhouettes of men and women]

The Fund is designed for:
o    long term investors seeking a fund with a value investment philosophy
o    investors willing to accept price fluctuations

HOW THE FUND HAS PERFORMED

     Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time and a comparison of the Fund's performance with a broad measure of market performance. The Bar Chart that would otherwise appear in this prospectus has been omitted because the Fund was recently organized and has less than one calendar year of operations. The table shows how the Fund's period total returns compare to those of broad-based securities market indexes. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Period Total Returns
(for the period ended December 31, 2001)

                                                               Since Inception1
                                                               ----------------
Diamond Hill Large Cap Fund - Class A
  Return Before Taxes                                               -5.10%

Class A Return After Taxes on Distributions                         -5.13%

Class A Return After Taxes on Distributions
  and Sale of Fund Shares                                           -3.11%

S&P 500 Index2                                                      -5.56%

Wilshire 5000 Index3                                                -6.13%

Class C Return Before Taxes                                         11.42%

S&P 500 Index2                                                      13.86%

Wilshire 5000 Index3                                                15.04%

The average annual total returns for the Fund's Class A Shares are reduced to reflect the maximum applicable sales charges for Class A Shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.

1 Inception date for Class A is June 30, 2001 and Class C is September 25, 2001.

2 The S&P 500 is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

3 The Wilshire 5000 Index is a market-capitalization weighted index of approximately 7,000 U.S. equity securities. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

              COSTS OF INVESTING IN THE DIAMOND HILL LARGE CAP FUND
                             [Icon: Adding Machine]

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1   Class A   Class C
                                                              -------   -------

Maximum Front End Sales Load Imposed on Purchases...............5.75%.....NONE
Maximum Contingent Deferred Sales Charge .......................NONE......2.00%
Sales Load Imposed on Reinvested Dividends......................NONE......NONE
Redemption Fee..................................................NONE......NONE
Exchange Fee....................................................NONE......NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) 2

     Management Fees............................................0.70%.....0.70%
     Distribution (12b-1) Fees..................................0.25%.....1.00%
     Other Expenses 2 ..........................................0.62%.....0.62%
Total Annual Fund Operating Expenses............................1.57%.....2.32%
     Expense Reimbursement3....................................(0.17)%...(0.17)%
                                                               -----     -----
Net Annual Fund Operating Expenses..............................1.40%.....2.15%

1    Processing organizations may impose transactional fees on shareholders.

2 Other Expenses consist of an administrative services fee in the amount of 0.45% paid to the Adviser and trustees' fees.

3 The Adviser has made an irrevocable agreement to waive its fees and/or reimburse certain of the Fund's expenses (exclusive of extraordinary items) to limit the Fund's total operating expenses to 1.40% for Class A shares and 2.15% for Class C shares. The Adviser may terminate this agreement after April 30, 2003.

EXAMPLE:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                                    1 YEAR     3 YEARS
                                    ------     -------

Class A                              $709        $992
Class C
  if you sold your shares
     at the end of the period        $424        $672
  if you stayed in the Fund          $218        $672

                       DIAMOND HILL BANK & FINANCIAL FUND

INVESTMENT OBJECTIVE
     [Icon: Museum Facade]

     The investment objective of the Diamond Hill Bank & Financial Fund is to provide long-term capital appreciation.

HOW THE FUND PURSUES ITS OBJECTIVE
     [Icon: Newspaper]

     The Fund pursues its objective by normally investing at least 80% of its net assets in equity securities of banks, lending institutions and financial services companies believed to offer superior prospects for long term growth. The Fund's adviser selects stocks of banks with low price to earnings ratios, minimal loan losses and long histories of profitability. The Fund's portfolio may be heavily weighted in companies located in certain geographic locations if the adviser believes that these investments offer superior prospects for growth.

     The Adviser researches banks and other equity securities on the basis of the fundamentals of return on equity, return on assets, low loan loss experience, prosperous market conditions, special niche services, consumer-oriented staff, and experienced and seasoned management. The Adviser also considers the portion of insider ownership as it believes this is one indicator of the care and concern a company's management and board of directors bring to the institution and its shareholders. The Fund may invest in banks that are not members of the Federal Reserve System or whose deposits are not insured by the Federal Deposit Insurance Corporation.

     The Fund will from time to time sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the Fund's assets will as a matter of practice be invested in short sales. The total amount of cash or liquid securities deposited with the broker (not including the proceeds of the short sale) and segregated by the Fund with the Fund's custodian may not at any time be more than 35% of the Fund's net assets; however, normally such cash or liquid securities deposited and segregated by the Fund are not expected to exceed 25% of the Fund's net assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND
     [Icon: Man handing over printed page]

     All investments carry risks to some degree. The Fund's portfolio is subject to the risks associated with common stock investing, such as selecting individual companies that do not perform as anticipated. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. As with any mutual fund investment, the Fund's returns may vary and you could lose money.

     Because the Fund's portfolio is concentrated in the banking industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire banking industry. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry. For example:

     o Extensive governmental regulation may limit both the amounts and types of loans and other financial commitments banks and other lending institutions can make, and the interest rates and fees they can charge.
     o Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change.
     o Credit losses resulting from financial difficulties of borrowers can negatively impact the industry.

     As you can see, a number of factors, in addition to general economic conditions, can adversely affect the financial performance and condition of the institutions in which the Fund invests.

     To the extent the Fund's portfolio is heavily invested in companies located in a certain geographic area, any negative changes in the economy of the area could have a negative effect on the performance of the Fund. The Fund would also be more vulnerable to legislative or regulatory developments that are unfavorable to companies in that area. As of the date of this prospectus, the Fund's portfolio was heavily invested in the California banking industry. Although the California economy is large and diverse, any negative changes in the California economy, or changes in its banking regulations, could have a negative impact on Fund performance.

     In addition, because many of the Fund's holdings are community banks and other lending institutions that are smaller capitalization companies, the Fund may be subject to the risks associated with such companies. For example, less frequent trading, with smaller volume than larger capitalization companies, may make it difficult for the Fund to buy and sell shares. Also, the market price of smaller capitalization companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

     The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security.

     An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

                           Is This Fund Right For You?
                           ---------------------------
     [Icon: Silhouettes of men and women]

The Fund is designed for:
o long term investors seeking a fund with long term capital appreciation o investors willing to accept price fluctuations and market cycles
o    investors looking to diversify their portfolio into the banking industry

HOW THE FUND HAS PERFORMED
     [Icon: Bar Chart]

     The chart and table below show the variability of the Fund's returns, which is one indicator of the risks of investing in the Fund. The bar chart shows changes in the Fund's returns since the Fund's inception. Sales loads are not reflected in the bar chart and, if these amounts were reflected, returns would be less than those shown. The table shows how the Fund's average annual total returns compare over time to those of a broad-based securities market index and to those of an index of funds with similar investment objectives. Of course, the Fund's past performance is not necessarily an indication of its future performance.

Class A Annual Total Return1
(Total return as of December 31)

[Insert bar chart with the following plot points]:

1998...............(9.13)%
1999...............(3.71)%
2000...............13.19%
2001...............23.91%

1 Figures do not reflect sales charges. If they did, the returns would be lower.

During the period shown in the bar chart, the highest return for a quarter was 15.52% (quarter ended September 30, 2000) and the lowest return was (19.87)% (quarter ended September 30, 1998).

AVERAGE ANNUAL TOTAL RETURN:
(as of December 31, 2001)
-------------------------
                                                   One Year     Since Inception1
                                                   --------     ----------------
Class A Shares Return Before Taxes                  16.80%           8.50%
Class A Return after Taxes on
  Distributions                                     16.80%           7.92%
Class A Return after Taxes on
  Distributions and Sale of
  Fund Shares                                       10.23%           6.65%
S&P 500 Index2                                      (9.10)%          5.68%
S&P 1500 Supercomposite
  Financial Index3                                  (9.64)%          7.12%
NASDAQ Bank Index4                                  12.54%           7.26%
Class C Shares Return Before Taxes                  21.35%           9.35%
S&P 500 Index2                                      (9.10)%         (3.55)%
S&P 1500 Supercomposite
  Financial Index3                                  (9.64)%          2.78%
NASDAQ Bank Index4                                  12.54%           8.37%

The average annual total returns for the Fund's Class A Shares are reduced to reflect the maximum applicable sales charges for Class A Shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the sales charge then applicable. After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholders' tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.

1    Inception  date for  Class A Shares is August 1, 1997 and Class C shares is
June 3, 1999.

2 The S&P 500 is a widely recognized unmanaged index of common stock prices. The S&P 500 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.


3 The S&P 1500 Supercomposite Financial Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 500 Supercomposite. The S&P 1500 Supercomposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes. One cannot invest directly in an index. The S&P 1500 Supercomposite Financial Index is a newly selected index that will replace the S&P 500 Index for purposes of the foregoing performance comparisons. The addition of this broad-based securities market index is appropriate because it is more consistent than the S & P 500 Index with the investment objective, strategies and policies of the Fund. The S&P 1500 Supercomposite Financial Index is more consistent with the investment objective, strategies and policies of the Fund because it is comprised only of financial service companies, including banks, and it is comprised of companies with a broader diversity of market capitalizations than those of the S&P 500 Index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

4 The NASDAQ Bank Index is a broad-based capitalization-weighted index of domestic and foreign common stocks of banks that are traded on the Nasdaq National Market System (Nasdaq/NMS) as well as the Small Cap Market. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.


                            COSTS OF INVESTING IN THE
                       DIAMOND HILL BANK & FINANCIAL FUND
                             [Icon: Adding Machine]

     The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)1   Class A   Class C
                                                              -------   -------

Maximum Front End Sales Load Imposed on Purchases...............5.75%.....NONE
Maximum Contingent Deferred Sales Charge .......................NONE......2.00%
Sales Load Imposed on Reinvested Dividends......................NONE......NONE
Redemption Fee..................................................NONE......NONE
Exchange Fee....................................................NONE......NONE

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)2

     Management Fees............................................1.00%.....1.00%
     Distribution (12b-1) Fees..................................0.25%.....1.00%
     Other Expenses ............................................0.47%.....0.47%
Total Annual Fund Operating Expenses3...........................1.72%.....2.47%
     Expense Reimbursement4....................................(0.02)%...(0.02)%
                                                               -----     -----
Net Annual Fund Operating Expenses..............................1.70%.....2.45%

1    Processing organizations may impose transactional fees on shareholders.

2 The expense information in this table has been restated to reflect current fees.

3 Other expenses consist of an administrative services fee in the amount of 0.45% paid to the Adviser and trustees' fees.

4 The Adviser has made an irrevocable agreement to waive its fees and/or reimburse certain of the Fund's expenses (exclusive of extraordinary items) to limit the Fund's total operating expenses to 1.70% for Class A shares and 2.45% for Class C shares. The Adviser may terminate this agreement after June 30, 2003.

EXAMPLE:

     The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Your actual expenses may be different.

                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                     ------     -------     -------     --------

Class A                              $  738      $1,080      $1,447      $2,481
Class C
  if you sold your shares
     at the end of the period        $  453      $  763      $1,307      $2,798
  if you stayed in the fund          $  248      $  763      $1,307      $2,798


                         RESULTS OF A $10,000 INVESTMENT

                  DIAMOND HILL FOCUS FUND V. BENCHMARK INDEXES

                        Performance Update as of 12/31/01
                        ---------------------------------
                           Period and Average Annual
                              Total Returns before
                          Taxes (Net of Sales Charges)

                           Past One Year          Since Inception 1
                           -------------          -----------------
            Class A             0.04%                    1.48%
            Class C             N/A                    (10.48)%

1  Inception date for Class A is June 30, 2000 and Class C is February 13, 2001.

[Insert bar chart with the following plot points]:

                   Class A          S&P 500       Wilshire 5000
                   -------          -------       -------------
06/30/2000          9,425            10,000           10,000
07/31/2000          9,189             9,844            9,789
08/31/2000          9,576            10,454           10,486
09/30/2000          9,774             9,904            9,996
10/30/2000          9,416             9,862            9,990
11/30/2000          8,925             9,088            8,794
12/31/2000          9,635             9,132            8,941
01/31/2001         10,653             9,454            9,245
02/28/2001         10,785             8,598            8,390
03/31/2001         10,295             8,058            7,817
04/30/2001         11,209             8,678            8,453
05/31/2001         11,398             8,735            8,525
06/30/2001         11,530             8,525            8,376
07/31/2001         11,040             8,442            8,230
08/31/2001         10,710             7,922            7,721
09/30/2001          8,522             7,292            7,022
10/31/2001          9,220             7,429            7,194
11/30/2001          9,889             7,988            7,733
12/31/2001         10,224             8,056            7,863

                   Class C          S&P 500       Wilshire 5000
                   -------          -------       -------------
02/13/2001          9,800            10,000           10,000
02/28/2001          9,501             9,410            9,405
03/31/2001          9,061             8,814            8,763
04/30/2001          9,866             9,497            9,477
05/31/2001         10,024             9,561            9,557
06/30/2001         10,132             9,329            9,390
07/31/2001          9,692             9,238            9,227
08/31/2001          9,401             8,664            8,656
09/30/2001          7,466             7,969            7,872
10/31/2001          8,073             8,120            8,065
11/30/2001          8,662             8,736            8,669
12/31/2001          8,949             8,812            8,814

Past performance does not predict future performance. The graph and table do not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  fund
distributions or the redemption of fund shares.

                         RESULTS OF A $10,000 INVESTMENT

                DIAMOND HILL SMALL CAP FUND V. BENCHMARK INDEXES

                        Performance Update as of 12/31/01
                        ---------------------------------
                           Period and Average Annual
                              Total Returns before
                          Taxes (Net of Sales Charges)

                           Past One Year          Since Inception 1
                           -------------          -----------------
            Class A            18.25%                   18.10%
            Class C             N/A                      7.39%

1 Inception date for Class A is December 29, 2000 and Class C is February 20, 2001.

[Insert bar chart with the following plot points]:

                   Class A          S&P 500        Russell 2000
                   -------          -------        ------------
12/29/2000          9,425            10,000           10,000
12/31/2000          9,425            10,000           10,000
01/31/2001         10,613            10,355           10,520
02/28/2001         10,613             9,412            9,831
03/31/2001         10,217             8,817            9,352
04/30/2001         11,329             9,500           10,080
05/31/2001         11,706             9,563           10,326
06/30/2001         12,111             9,332           10,676
07/31/2001         11,800             9,240           10,117
08/31/2001         11,480             8,667            9,793
09/30/2001          9,350             7,973            8,490
10/31/2001         10,283             8,124            8,981
11/30/2001         11,385             8,739            9,667
12/31/2001         11,824             8,815           10,255

                   Class C          S&P 500        Russell 2000
                   -------          -------        ------------
02/20/2001          9,800            10,000           10,000
02/28/2001          9,688             9,699            9,663
03/31/2001          9,318             9,085            9,191
04/30/2001         10,325             9,790            9,908
05/31/2001         10,660             9,855           10,150
06/30/2001         11,030             9,616           10,495
07/31/2001         10,738             9,522            9,944
08/31/2001         10,437             8,930            9,625
09/30/2001          8,484             8,214            8,343
10/31/2001          9,327             8,324            8,826
11/30/2001         10,333             9,005            9,501
12/31/2001         10,721             9,083           10,081

Past performance does not predict future performance. The graph and table do not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  fund
distributions or the redemption of fund shares.


                         RESULTS OF A $10,000 INVESTMENT

                DIAMOND HILL LARGE CAP FUND V. BENCHMARK INDEXES

                        Performance Update as of 12/31/01
                        ---------------------------------
                           Period Total Returns before
                           Taxes (Net of Sales Charges)

                                      Since Inception 1
                                      -----------------
                      Class A               -5.10%
                      Class C               11.42%

1 Inception date for Class A is June 30, 2001 and Class C is September 25, 2001.

[Insert bar chart with the following plot points]:

                   Class A          S&P 500       Wilshire 5000
                   -------          -------       -------------
06/29/2001          9,425            10,000           10,000
06/30/2001          9,425            10,000           10,000
07/31/2001          9,378             9,902            9,826
08/31/2001          9,312             9,283            9,218
09/30/2001          8,445             8,535            8,383
10/31/2001          8,709             8,698            8,588
11/30/2001          9,312             9,361            9,232
12/31/2001          9,490             9,443            9,387

                   Class C
                   -------
09/25/2001          9,800
09/30/2001          9,899
10/31/2001         10,209
11/30/2001         10,905
12/31/2001         11,115

Past performance does not predict future performance. The graph and table do not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  fund
distributions or the redemption of fund shares.


                         RESULTS OF A $10,000 INVESTMENT

             DIAMOND HILL BANK & FINANCIAL FUND V. BENCHMARK INDEXES

                        Performance Update as of 12/31/01
                        ---------------------------------
                           Period and Average Annual
                              Total Returns before
                          Taxes (Net of Sales Charges)

                           Past One Year          Since Inception 1
                           -------------          -----------------
            Class A            16.80%                    8.50%
            Class C            21.35%                    9.35%

1 Inception  date for Class A is August 1, 1997 and Class C is June 3, 1999.

[Insert bar chart with the following plot points]:

                  Class A           S&P 500     Nasdaq Bank Index       S&P 1500
                  -------           -------     -----------------       --------
08/01/1997          9,425            10,000           10,000             10,000
08/31/1997          9,387             9,511            9,925              9,318
09/30/1997         10,254            10,031           10,980             10,082
10/31/1997         10,509             9,697           11,170              9,869
11/30/1997         10,754            10,144           11,306             10,241
12/31/1997         11,687            10,317           12,125             10,831
01/31/1998         11,546            10,430           11,682             10,478
02/28/1998         12,017            11,176           12,341             11,427
03/31/1998         12,705            11,743           12,945             12,050
04/30/1998         13,431            11,860           13,148             12,241
05/31/1998         13,468            11,659           12,847             11,920
06/30/1998         13,044            12,126           12,462             12,357
07/31/1998         12,865            11,999           11,920             12,354
08/31/1998         10,452            10,290            9,585              9,513
09/30/1998         10,452            10,938           10,237              9,743
10/31/1998         10,575            11,810           10,576             10,869
11/30/1998         10,920            12,513           10,966             11,571
12/31/1998         10,620            13,220           10,903             11,829
01/31/1999         10,660            13,763           10,650             12,003
02/28/1999         10,720            13,343           10,551             12,103
03/31/1999         10,490            13,866           10,447             12,530
04/30/1999         11,130            14,392           11,175             13,403
05/31/1999         11,350            14,060           11,019             12,678
06/30/1999         11,470            14,822           11,184             13,139
07/31/1999         11,490            14,370           10,881             12,318
08/31/1999         11,260            14,300           10,458             11,705
09/30/1999         10,870            13,919           10,174             11,094
10/31/1999         10,900            14,775           10,876             12,861
11/30/1999         10,850            15,068           10,692             12,241
12/31/1999         10,226            15,931           10,295             11,941
01/31/2000          9,773            15,152            9,706             11,502
02/28/2000          9,461            14,873            8,924             10,264
03/31/2000          9,249            16,284            9,427             12,107
04/30/2000          9,159            15,808            9,224             11,685
05/31/2000          8,947            15,493            9,609             12,432
06/30/2000          8,756            15,863            9,295             11,685
07/31/2000          8,837            15,623            9,650             12,853
08/31/2000          9,571            16,561           10,347             14,040
09/30/2000         10,115            15,715           10,986             14,399
10/31/2000         10,055            15,651           10,850             14,325
11/30/2000         10,336            14,462           10,919             13,482
12/31/2000         11,574            14,530           11,976             14,785
01/31/2001         11,886            15,024           12,085             14,684
02/28/2001         11,927            13,710           11,866             13,744
03/31/2001         11,836            12,881           11,715             13,303
04/30/2001         11,937            13,832           11,993             13,794
05/31/2001         13,436            13,921           12,496             14,316
06/30/2001         13,577            13,598           13,070             14,340
07/31/2001         14,261            13,471           13,475             14,143
08/31/2001         14,221            12,671           13,030             13,270
09/30/2001         14,050            11,705           12,874             12,489
10/31/2001         13,578            11,914           12,449             12,205
11/30/2001         14,151            12,772           12,940             13,047
12/31/2001         14,342            12,878           13,380             13,360

                   Class C          S&P 500     Nasdaq Bank Index       S&P 1500
                   -------          -------     -----------------       --------
06/03/1999          9,800            10,000           10,000             10,000
06/30/1999         10,009            10,571           10,169             10,610
07/31/1999         10,009            10,241            9,866              9,947
08/31/1999          9,809            10,191            9,453              9,452
09/30/1999          9,460             9,912            9,172              8,959
10/31/1999          9,486            10,537            9,811             10,385
11/30/1999          9,433            10,750            9,618              9,885
12/31/1999          8,880            11,379            9,228              9,642
01/31/2000          8,485            10,811            8,640              9,288
02/28/2000          8,204            10,608            7,892              8,289
03/31/2000          8,019            11,636            8,351              9,777
04/30/2000          7,931            11,289            8,130              9,435
05/31/2000          7,747            11,060            8,842             10,039
06/30/2000          7,657            11,329            8,169              9,436
07/31/2000          7,719            11,155            8,474             10,379
08/31/2000          8,358            11,838            9,119             11,338
09/30/2000          8,837            11,222            9,702             11,628
10/31/2000          8,775            11,175            9,544             11,568
11/30/2000          9,015            10,308            9,597             10,887
12/31/2000         10,106            10,358           10,575             11,939
01/31/2001         10,372            10,718           10,646             11,857
02/28/2001         10,399             9,760           10,429             11,098
03/31/2001         10,310             9,156           10,272             10,743
04/30/2001         10,399             9,849           10,500             11,139
05/31/2001         11,712             9,914           10,963             11,560
06/30/2001         11,947             9,679           11,483             11,579
07/31/2001         12,548             9,586           11,830             11,421
08/31/2001         12,512             9,003           11,400             10,715
09/30/2001         12,359             8,299           11,235             10,085
10/31/2001         12,081             8,452           10,798              9,855
11/30/2001         12,431             9,077           11,246             10,535
12/31/2001         12,592             9,154           11,643             10,788

Past performance does not predict future performance. The graph and table do not
reflect  the  deduction  of  taxes  that  a   shareholder   would  pay  on  fund
distributions or the redemption of fund shares.

                     ADDITIONAL INFORMATION ABOUT INVESTMENT
                          STRATEGIES AND RELATED RISKS

[Icon: Newspaper]

o    General

     Up to 15% of a Fund's portfolio may consist of illiquid securities. Illiquid securities generally include securities that cannot be disposed of promptly and in the ordinary course of business without taking a reduced price.

     The investment objective of each Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in a Fund having an investment objective different from the objective that the shareholders considered appropriate at the time of investment in the Fund.

o Short Sales (Applies to Diamond Hill Focus Fund and Diamond Hill Bank & Financial Fund only)

     The Diamond Hill Focus Fund and the Diamond Hill Bank & Financial Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

     At any time that the Fund has an open short sale position, the Fund is required to segregate with its custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale - the Fund's possible losses may exceed the total amount of deposits. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Fund's net assets.

     The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

     Short  selling  also may produce  higher than  normal  portfolio  turnover.
Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Fund's performance. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

o    Non-diversification (Applies to Diamond Hill Focus Fund only)

     The Diamond Hill Focus Fund is a non-diversified fund. Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. A "non-diversified" fund has the ability to take a larger position in a smaller number of issuers than a "diversified" fund. This gives the Fund more flexibility to focus its investments in the most attractive companies identified by the Fund's Adviser. Because the appreciation or depreciation of a single stock may have a greater impact on the NAV of a non-diversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may affect the performance of the Fund.

o Small-cap Risk (Diamond Hill Focus Fund, Diamond Hill Small Cap Fund and Diamond Hill Bank & Financial Fund only)

     Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established companies because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than markets for larger or more established companies, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

o    Temporary strategies

     From time to time, each Fund may take temporary defensive positions which are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political, or other conditions. For example, a Fund may hold all or a portion of its assets in money market instruments (high quality income securities with maturities of less than one year), securities of money market funds or U.S. government repurchase agreements. A Fund may also invest in such investments at any time to maintain liquidity or pending selection of investments in accordance with its policies. As a result, a Fund may not achieve its investment objective. If a Fund acquires securities of money market funds, the shareholders of the Fund will be subject to duplicative management fees and other expenses.

                               PRICING YOUR SHARES
                             [Icon: Adding Machine]

     When you buy and sell shares of a Fund, the price of the shares is based on the Fund's net asset value per share (NAV) next determined after the order is received. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business. A separate NAV is calculated for each class of a Fund. The NAV for a class is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received), allocable to such class, minus liabilities (including accrued expenses) allocable to such class, by the total number of that class' shares outstanding. Each Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market (but before the Fund calculates its NAV) that materially affects the values, assets may be valued at their fair value in accordance with procedures adopted by the Board of Trustees. This means that a Fund may value its foreign holdings at prices other than their last closing prices, and a Fund's NAV will reflect this. Requests to buy and sell shares are processed at the NAV next calculated after we receive your order in the form described below.

                                HOW TO BUY SHARES
                               [Icon: Man at Desk]

                                Initial Purchase
                                ----------------

     The minimum initial investment in each Fund is $2,500 ($1,000 for shareholders participating in the continuing automatic transfer program). There is no minimum for qualified retirement accounts and medical savings accounts.

     You may open an account and make an initial investment in a Fund through broker-dealers who have a sales agreement with Diamond Hill Securities, Inc., the Funds' distributor. These broker-dealers may charge transaction fees on the purchase and/or sale of a Fund's shares that are in addition to or different from those charged by the Fund. You should read your broker-dealer's materials carefully with respect to any such transaction fees that it may charge. You may also make a direct initial investment by following these steps:


     o complete and sign the investment application form which accompanies this Prospectus;
     o    write a check made payable to the Fund in which you are investing;
     o    mail the application and check to:

               (Fund Name)
               c/o Mutual Funds Service Co.
               6000 Memorial Drive
               Dublin, OH  43017

CAT PROGRAM

     When making your initial investment in a Fund, you may choose to participate in the Fund's continuing automatic transfer ("CAT") program by completing the separate CAT Investment Application Form. The CAT Program offers reduced investment minimums and helps investors make additional purchases of a Fund over a period of years. Purchase amounts are automatically debited each month from your bank account through ACH (automated clearing house).

SALES LOADS

     Shares of a Fund are purchased at the public offering price (their NAV plus any applicable sales load).

     o    CLASS A SHARES

     The public offering price for Class A shares is the next determined NAV plus a sales load as shown in the following table.

================================================================================
                                      Sales Load as % of:

                                      Public      Net         Dealer Reallowance
                                      Offering    Amount        as % of Public
     Amount of Investment             Price       Invested      Offering Price
================================================================================
Less than $50,000                     5.75%       6.10%               5.25%
$50,000 but less than $100,000        5.25%       5.54%               5.00%
$100,000 but less than $250,000       4.75%       4.99%               4.25%
$250,000 but less than $500,000       3.00%       3.09%               2.50%
$500,000 but less than $1,000,000     1.00%       1.01%               0.75%
$1,000,000 or more                    None        None                None
================================================================================

     o    Class C Shares
          --------------

     Class C shares are subject to a contingent deferred sales charge ("CDSC") (based on the lower of the shares' cost and current NAV) of 2% if redeemed within one year of the purchase date or 1% if redeemed after one year but before two years of the purchase date. No CDSC will be charged if you redeem your shares after two years of the purchase date. The holding period for the CDSC begins on the day you buy your shares. Your shares will age one month on that same date the next month and each following month. For example: if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month. In determining whether the CDSC applies to a redemption of C Shares, C Shares not subject to a CDSC are redeemed first.

     The CDSC will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

DISTRIBUTION PLANS

     Each class of each Fund has adopted a plan under Rule 12b-1 that allows the class to pay distribution fees for the sale and distribution of its shares. The Distribution Plans for Class C shares also allow the class to pay for services provided to shareholders. Class A shares pay annual 12b-1 expenses of 0.25% and Class C shares pay annual 12b-1 expenses of 1.00% (of which 0.75% is an asset based sales charge and 0.25% is a service fee). Because these fees are paid out of a Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL PURCHASES

     The minimum additional purchase in a Fund is $500 ($100 for CAT purchases). You may buy additional shares at any time through your securities dealer, or you may buy additional shares directly from the applicable Fund, by mail or wire. Mail your request, with the following information, to the address above:

     o    the name of your account;
     o    your account number; and
     o    a check made payable to the Fund in which you are investing.

     To purchase shares of a Fund by wire, call the Transfer Agent at (888) 226-5595 for instructions. Then, provide your bank with the following wiring information:

               U.S. Bank, N.A.
               ABA # 0420-001-3
               DDA Name: Diamond Hill Master DDA
               DDA #: 486448004
               Attn: (Include the Name of the Fund that the Purchase Should be
                     Made to)
               Account Name: (Include Shareholder Name)
               For Account #: (Include Shareholder Account Number)

     A Fund will accept wire orders only on a day on which the Fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future.

TAX SHELTERED RETIREMENT PLANS

     Since the Funds are oriented to longer term investments, the Funds may be an appropriate investment for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.

     Call us at 888-226-5595 to open an IRA or SEP plan or obtain more specific information regarding these retirement plan options. Custodial fees for an IRA will be paid by redemption of Fund shares from the IRA unless you pay these fees directly to the IRA custodian.

OTHER PURCHASE INFORMATION

     We reserve the right to limit the amount of purchases and to refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by a Fund. If you are already a shareholder of a Fund, we can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Funds.

     Sales charges will be waived for the following:

     o Trustees, directors, officers and employees of the Trust, the adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities.

     o Broker-dealers with selling agreements with the distributor and employee benefit plans established by same .

     o Clients of the Funds' adviser and shareholders of Diamond Hill Investment Group, Inc.

     o Employer-sponsored retirement plans, including pension, profit-sharing or deferred compensation plans which are qualified under Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

     o Processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with a Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus.

                               HOW TO SELL SHARES
                               [Icon: Man at Desk]

     You may sell all or part of your investment in a Fund on any day that the New York Stock Exchange is open for trading, subject to certain restrictions described below. The price you will receive when you sell your shares will be the NAV (less any applicable sales charges) next determined after the Fund receives your properly completed order to sell. You may receive proceeds of your sale in a check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your sale. A broker may charge a transaction fee to sell shares. Presently, there is no charge for wire sales, but we may charge for this service in the future. Any charges for wire sales will be deducted from your Fund by redemption of shares.

     BY MAIL - To sell any part of your account in a Fund by mail, send a written request, with the following information, to the address above:
     o    the Fund name;

     o    your account number;
     o    the name(s) on your account;
     o    your address;
     o    the dollar amount or number of shares you wish to redeem; and
     o the signatures of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered and guaranteed by an "eligible guarantor institution."

     An eligible guarantor institution is an institution that is a member of a Medallion Program, located in or having a correspondent in New York City. Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Signature guarantees are for your protection. In certain instances, we may require you to furnish additional legal documents to insure proper authorization.

     BY TELEPHONE - If you have completed the Optional Telephone Redemption and Exchange section of your investment application, you may sell any part of your account by calling us at (888) 226-5595. The Funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine.

     We may terminate the telephone sale procedures at any time. During periods of extreme market activity it is possible that you may encounter some difficulty in telephoning us, although we have never experienced difficulties in receiving or in a timely fashion responding to telephone requests. If you are unable to reach us by telephone, you may request a sale by mail.

     ADDITIONAL INFORMATION - If you are not certain of the requirements for a sale please call us at (888) 226-5595. We cannot accept, and will return, requests specifying a certain date or share price. We will normally mail you the proceeds on or before the fifth business day following your sale. However, we will not mail any proceeds unless your investment check has cleared the bank, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend sales or postpone payment dates.

     Because the Funds incur certain fixed costs in maintaining shareholder accounts, we reserve the right to require you to redeem all of your shares in a Fund on 30 days' written notice if the value of your shares is less than $2,500 due to sales, or such other minimum amount as we may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in a Fund to the minimum amount within the 30-day period.

                             HOW TO EXCHANGE SHARES

     You may exchange any or all of your shares in a Fund for shares in the following participating funds:

     o    the Diamond Hill Focus Fund,
     o    the Diamond Hill Bank & Financial Fund,
     o    the Diamond Hill Small Cap Fund,
     o    the Diamond Hill Large Cap Fund, or
     o the Diamond Hill Money Market Account with the Flex Fund's Money Market Fund, a separately managed money market fund, subject to the following conditions:

     EXCHANGES OF CLASS A SHARES: You may exchange, without charge, any and all of your Class A shares in any participating fund for Class A shares in any other participating fund. Shares in the Money Market Account may be exchanged for shares in a Diamond Hill Fund, subject to any applicable sales charge.

     EXCHANGES OF CLASS C SHARES: You may exchange, without charge, any and all of your Class C shares in any participating fund for Class C shares in any other participating fund. Shares in the Money Market Account may be exchanged for shares in a Diamond Hill Fund, subject to any applicable sales charge.

     You may request the exchange by telephoning (888) 226-5595 or writing the Transfer Agent at 6000 Memorial Drive, Dublin, OH 43017. Exchanges may be made only if the exchanging fund is registered in your state of residence. The exchange privilege does not constitute an offering or recommendation of a Fund or the Money Market Account. It is your responsibility to obtain and read a prospectus of the exchanging fund before you make an exchange.

o If you exchange shares into or out of a Fund, the exchange is made at the net asset value per share of each fund next determined after the exchange request is received, subject to any applicable sales charge in the case of an exchange out of the Money Market Account.
o If you exchange Class C shares of a Fund with shares of the Money Market Account, the CDSC will be deferred and the time you own Money Market Account shares will not be included when the holding period for the CDSC is calculated.
o If you redeem shares from the Money Market Account that were previously Class C shares of a Diamond Hill Fund without exchanging into Class C shares of the original Fund or another participating fund, the redemption is made at the net asset value per share next determined after the redemption request is received, less any CDSC that applied to the original Fund shares.
o If you exchange only a portion of your Class C shares of a Fund, shares not subject to a CDSC are exchanged first.

     In times of extreme economic or market conditions, exchanging fund shares by telephone may be difficult. To receive a specific day's price, your letter or call must be received before that day's close of the New York Stock Exchange. Each exchange represents the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

     Exchanges will be accepted only if the registration of the two accounts is identical. The Funds, the Transfer Agent and the Custodian are not liable for following instructions communicated by telephone that they reasonably believe to be genuine. They will use reasonable procedures to confirm that telephone instructions are genuine. The exchange feature may be modified or discontinued at any time upon notice to you in accordance with federal securities laws.

                           DIVIDENDS AND DISTRIBUTIONS
     [Icon: Dollars and Cents]

     The  Adviser  primarily  seeks  opportunities  for  capital   appreciation.
Accordingly, each Fund expects that its distributions will consist primarily of capital gains.

     Each Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders every December. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. Dividends paid by a Fund may be eligible in part for the dividends received deduction for corporations. If you sell your entire account, you will be paid all dividends accrued to the time of sale, including the day of sale. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES
     [Icon: Dollars and Cents]

     In general, selling shares of a Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. Each Fund expects that its distributions will primarily consist of capital gains (which may be taxable at different rates depending on the length of time the Fund holds its assets). Because distributions of long term capital gains are subject to capital gains taxes, regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a Fund is about to make a taxable distribution. Any exchange will represent the sale of shares from one fund and the purchase of shares in another, which may produce a gain or loss for Federal income tax purposes.

     Early each year, we will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

     The Adviser will attempt to minimize capital gain distributions made by the Diamond Hill Focus Fund to its shareholders by:

     o offsetting capital gains with capital losses, when the Adviser: (1) is comfortable with the price received by the Fund on the sale of the securities sold at capital loss, (2) believes the Fund can be out of the security sold at a capital loss for 30 days thereby avoiding the wash sale restrictions on the loss and (3) believes the security sold at a capital loss is sufficiently liquid to enable the Fund to repurchase the position at a reasonable price;

     o delaying the recognition of capital gains, when appropriate from an investment standpoint, until the holding period of the security to be sold is sufficient to result in a long-term capital gain; and

     o using the specific identification method (rather than average cost or first-in, first-out) to determine which shares of stock of a company the Fund sells to minimize the Fund's capital gains by choosing to sell those shares with the highest tax basis.

     The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your Fund investment.

                             OPERATION OF THE FUNDS
                              [Icon: Museum Facade]

     Diamond Hill Capital Management, Inc. ("DHCM"), formerly known as Heartland Advisory Group, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215, manages the investments of the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund and Diamond Hill Large Cap Fund. DHCM has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since June 2, 1988. DHCM has the ability to offer investment management services that span across all domestic economic sectors and industries in the equity market.

     Diamond Hill Securities, Inc. ("DHS"), formerly known as Bank Stock Financial Services, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215, manages the investments of the Diamond Hill Bank & Financial Fund. DHS has been an investment adviser to individuals, pension and profit sharing plans, trusts, corporations and other institutions since February 20, 1998.

     Pursuant to investment advisory contracts between DHCM and DHS (each an "Adviser" and collectively, the "Advisers") and the respective Funds that they manage, the Advisers, subject to the supervision of the Board of Trustees and in conformity with the stated objective and policies of the Funds, manage both the investment operations of the respective Funds that they manage and the composition of such Funds' portfolios, including the purchase, retention, disposition and loan of securities. In connection therewith, the Advisers are obligated to keep certain books and records of the Funds that they manage. The Advisers also administer the corporate affairs of the Funds that they manage, and in connection therewith, furnish such Funds with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by U.S. Bank, N.A., the Funds' custodian, and Mutual Funds Service Co., the Funds' transfer and disbursing agent. The management services of the Advisers are not exclusive under the terms of the investment advisory contracts and the Advisers are free to, and do, render management services to others.

     The Diamond Hill Focus Fund, Diamond Hill Small Cap Fund, Diamond Hill Large Cap Fund and Diamond Hill Bank & Financial Fund are authorized to pay the Adviser that manages them a fee equal to 0.90%, 0.80%, 0.70% and 1.00%, respectively, of their average daily net assets. DHCM has the ability to offer investment management services that span across all domestic economic sectors and industries in the equity market. As of December 31, 2001, the DHCM and DHS managed accounts in excess of $51.7 million and $13.5 million, respectively.

     Roderick H. Dillon and Thomas P. Schindler, co-portfolio managers of the Diamond Hill Focus Fund and the Diamond Hill Small Cap Fund, have been primarily responsible for the day-to-day management of those Funds' portfolios since their inception. Mr. Dillon and Christopher Bingaman, co-portfolio managers of the Diamond Hill Large Cap Fund, have been primarily responsible for the day-to-day management of the Diamond Hill Large Cap Fund's portfolio since its inception. Mr. Bingaman has served since December 6, 2001, as the portfolio manager primarily responsible for the day-to-day management of Diamond Hill Bank & Financial Fund's portfolio.

     Mr. Dillon has a Masters degree in Business Administration from the University of Dayton, and a B.S. degree and Master of Arts degree from The Ohio State University. From 1997 to 2000, Mr. Dillon served as the Managing Partner of Loomis Sayles & Co., an investment advisory firm. From 1993 to 1997, Mr. Dillon served as the President and Chief Investment Officer of Dillon Capital Management, an investment advisory firm.

     Mr. Schindler has a Bachelor of Science degree in Finance from The Ohio State University. From 1999 to 2000, Mr. Schindler served as a Portfolio Manager for Loomis Sayles & Co., an investment advisory firm. From 1997 to 1999, Mr. Schindler served as an analyst for Nationwide Insurance. From 1996 to 1997, Mr. Schindler served as an analyst for Dillon Capital Management, an investment advisory firm. Prior to 1996, Mr. Schindler was attending The Ohio State University where he graduated summa cum laude.

     Mr. Bingaman has a Bachelor of Arts degree in Finance (Cum Laude) from Hillsdale College and a Masters degree in Business Administration from the University of Notre Dame. Mr. Bingaman has been an Investment Analyst with the Advisers since March 2001. From 1998 to March 2001, Mr. Bingaman was a Senior Equity Analyst for Villanova Capital/Nationwide Insurance. In 1997, Mr. Bingaman was an Equity Analyst for Dillon Capital Management, an investment advisory firm.

     The Advisers (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers, and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. DHCM has an arrangement with DHS, a full service NASD Broker-Dealer and Registered Investment Adviser, whereby DHCM pays 50% of its management fee to DHS on monies invested in the Funds by DHS brokerage and advisory clients.

INVESTMENT ADVISER TO THE DIAMOND HILL FOCUS
FUND, DIAMOND HILL SMALL CAP FUND, AND
DIAMOND HILL LARGE CAP FUND                  TRANSFER AGENT AND ADMINISTRATOR
Diamond Hill Capital Management, Inc.        (ALL REDEMPTION REQUESTS)
375 North Front Street, Suite 300            Mutual Funds Service Co.
Columbus, Ohio  43215                        6000 Memorial Drive
                                             Dublin, Ohio  43017

INVESTMENT ADVISER TO THE DIAMOND HILL BANK
& FINANCIAL FUND
Diamond Hill Securities, Inc.
375 North Front Street, Suite 300
Columbus, Ohio 43215

CUSTODIAN                                    AUDITORS
U.S. Bank, N.A.                              Crowe, Chizek and Company LLP
425 Walnut Street, ML 6118                   One Columbus
Cincinnati, Ohio  45202                      10 West Broad Street
                                             Columbus, Ohio  43215

LEGAL COUNSEL                                DISTRIBUTOR
Baker & Hostetler LLP                        Diamond Hill Securities, Inc.
Capital Square                               375 North Front Street, Suite 300
65 East State Street, Suite 2100             Columbus, Ohio  43215
Columbus, Ohio  43215

                              FINANCIAL HIGHLIGHTS
                            [Icon: Dollars and Cents]

     The financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years (or, if shorter, the period of the funds' operations). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the funds (assuming reinvestment of all dividends and distributions). This information for all periods and years ended on or before February 28, 2001 has been audited by independent auditors, and for the ten-month period ended December 31, 2001 has been audited by Crowe, Chizek and Company, LLP, independent auditors, whose report, along with the funds' audited financial statements, are included in the annual report, which is available upon request.

              (For a fund share outstanding throughout the period)

---------------------------------------------------------------------------------------------------------------------------
DIAMOND HILL FOCUS FUND                                             Class A        Class C        Class A       Class C
                                                                    -------        -------        -------       -------
---------------------------------------------------------------------------------------------------------------------------
                                                                                                June 30,      February 13,
                                                                                                  2000           2001
                                                                                              (commencement  (commencement
                                                                  Ten Months     Ten Months  of operations*) of operations)
                                                                     Ended          Ended        through        through
                                                                 December 31,   December 31,   February 28,   February 28,
                                                                     2001           2001          2001           2001
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    11.44     $    11.44     $    10.00    $    11.80
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS                               (0.04)         (0.07)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) on investments              (0.56)         (0.60)          1.44         (0.36)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       (0.60)         (0.67)          1.44         (0.36)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                (0.17)         (0.17)
---------------------------------------------------------------------------------------------------------------------------
Total  Distributions                                                   (0.17)         (0.17)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    10.67     $    10.60     $    11.44    $    11.44
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total return (excludes sales and redemption charges)(1)                (5.20)%        (5.81)%        14.43%        (3.05%)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000)                                 $   10,988     $    2,198     $   10,352    $      349
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(2)                              1.67%          2.38%          1.75%         2.50%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets(2)         -0.46%         -1.15%         -0.05%         1.57%
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets before reimbursement of
trustee fees(2)                                                         1.69%          2.41%          1.85%         4.10%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(1)                                             66.27%         66.27%         48.99%        48.99%
---------------------------------------------------------------------------------------------------------------------------

(1)  Not annualized.
(2)  Annualized.
* The Fund did not open for investors until August 3, 2000. Highlights for the period from June 30 to August 2, 2000 relate only to the initial shareholder.

              (For a fund share outstanding throughout the period)

---------------------------------------------------------------------------------------------------------------------------
DIAMOND HILL SMALL CAP FUND                                         Class A        Class C        Class A       Class C
                                                                    -------        -------        -------       -------
---------------------------------------------------------------------------------------------------------------------------
                                                                                               December 29,   February 20,
                                                                                                  2000           2001
                                                                                              (commencement  (commencement
                                                                  Ten Months     Ten Months  of operations*) of operations)
                                                                     Ended          Ended        through        through
                                                                 December 31,   December 31,   February 28,   February 28,
                                                                     2001           2001          2001           2001
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $    11.26     $    11.26     $    10.00    $    11.39
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------
Net Investment income                                                  (0.03)         (0.05)          0.02            --
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) on investments               1.31           1.24           1.24         (0.13)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                        1.28           1.19           1.46         (0.13)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                             (0.01)            --
---------------------------------------------------------------------------------------------------------------------------
From net realized gains                                                (0.24)         (0.24)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                    (0.25)         (0.24)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                    $    12.29     $    12.21     $    11.26    $    11.26
---------------------------------------------------------------------------------------------------------------------------
Total return (excludes sales and redemption charges)(1)                11.42%         10.66%         12.60%        (1.14%)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000)                                 $    5,315     $    1,284     $    1,657    $       20
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(2)                              1.58%          2.26%          1.75%         2.50%
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets(2)                -0.35%         -1.15%          2.71%         0.80%
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets before reimbursement of
trustee fees(2)                                                         1.67%          2.35%          2.94%         3.97%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(1)                                             42.73%         42.73%          3.31%         3.31%
---------------------------------------------------------------------------------------------------------------------------

(1)  Not annualized.
(2)  Annualized.
* The Fund did not open for investors until February 7, 2001. Highlights for the period from December 29, 2000 to February 6, 2001 relate only to the initial shareholder.

              (For a fund share outstanding throughout the period)

--------------------------------------------------------------------------------
DIAMOND HILL LARGE CAP FUND                           Class A        Class C
                                                      -------        -------
--------------------------------------------------------------------------------
                                                      June 29,     September 25,
                                                        2001*          2001*
                                                      through        through
                                                    December 31,   December 31,
                                                        2001           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $    10.00     $     8.87
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                       0.01          (0.01)
--------------------------------------------------------------------------------
Net realized and unrealized gains (losses)
on investments                                            0.06           1.20
--------------------------------------------------------------------------------
Total from investment operations                          0.07           1.19
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
From net capital gains                                   (0.01)            --
--------------------------------------------------------------------------------
Total Distributions                                      (0.01)            --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $    10.06     $    10.06
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total return (excludes sales and
redemption charges)1                                      0.69%         13.42%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
--------------------------------------------------------------------------------
Net assets at end of period (000)                   $    2,782     $      262
--------------------------------------------------------------------------------
Ratio of expenses to average net assets2                  1.40%          2.15%
--------------------------------------------------------------------------------
Ratio of net investment loss to average net
assets2                                                   0.38%         -0.41%
--------------------------------------------------------------------------------
Ratio of expenses to average net assets
before reimbursement of trustee fees2                     1.57%          2.32%
--------------------------------------------------------------------------------
Portfolio turnover rate1                                 19.12%         19.12%
--------------------------------------------------------------------------------

(1)  Not annualized for periods of less than one full year.
(2)  Annualized for periods of less than one full year.
*    Commencement of operations.

              (For a fund share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------------------------
DIAMOND HILL BANK &                  CLASS A     CLASS C     CLASS A     CLASS C     CLASS A     CLASS C     CLASS A     CLASS A
FINANCIAL FUND                       -------     -------     -------     -------     -------     -------     -------     -------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         For the
                                                                                                For the                  period
                                                                                                 period                 August 1,
                                                                                              June 3, 1999                1997
                                                                                              (commencement           (commencement
                                      Ten         Ten       For the     For the     For the        of       For the        of
                                     Months      Months       year        year        year     operations)    year     operations)
                                     Ended       Ended       ended       ended       ended       through     ended       through
                                    December    December    February    February    February    February    February    February
                                    31, 2001    31, 2001    28, 2001    28, 2001    29, 2000    29, 2000    28, 1999    28, 1998

------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD                 $  11.85    $  11.72    $   9.40    $   9.34    $  10.72    $  11.23    $  12.75    $  10.00
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss                       --       (0.11)      (0.02)      (0.07)      (0.06)      (0.05)      (0.15)      (0.07)

Net realized and unrealized gains
(losses) on investments                 2.40        2.44        2.47        2.45       (1.19)      (1.77)      (1.22)       2.82
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations        2.40        2.33        2.45        2.38       (1.25)      (1.82)      (1.37)       2.75
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
From net capital gains                    --          --          --          --       (0.07)      (0.07)      (0.66)         --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                       --          --          --          --       (0.07)      (0.07)      (0.66)         --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD      $  14.25    $  14.05    $  11.85    $  11.72    $   9.40    $   9.34    $  10.72    $  12.75
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total  return (excludes sales and
redemption charges)                    20.25%      19.88%      26.06%      25.48%    -11.75%      -16.29%(1)  -10.79%      27.50%(1)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTARY DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000)   $ 13,214    $    127    $ 11,772    $    129    $  9,411    $     71    $ 15,716    $ 13.702
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets                              1.72%       2.47%       1.81%       2.56%       2.17%       2.74%(2)    2.50%       2.50%(2)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss
to average net assets                  -0.03%      -0.77%      -0.25%      -0.97%      -0.40%      -0.82%(2)   -1.27%      -1.07%(2)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets before reimbursement
of trustee fees                         1.74%       2.49%       1.88%       2.63%       2.26%       2.84%(2)    2.50%       2.50%(2)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                52.37%      52.37%     142.26%     142.26%     119.13%     119.13%(1)   54.07%      26.65%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Not annualized.
(2)  Annualized.

                            NOTICE OF PRIVACY POLICY

     In order to enhance our ability to provide you with the best service possible, the Diamond Hill Funds (referred to as "we" or "us") collects, uses and shares certain information about you. This policy explains what information we collect and with whom we share it. The practices described in this policy are applicable to all customers, including prospective, current and former customers. The policy also explains how we protect the security and confidentiality of certain customer information. We make reference to our "affiliates" in this policy. Affiliates are companies related to us by common control, including Diamond Hill Capital Management, Inc., Diamond Hill Investment Group, Inc. and Diamond Hill Securities, Inc.

                              SAFEGUARDING PRIVACY
                              --------------------

     The Diamond Hill Funds maintain physical, electronic and procedural safeguards that comply with federal standards to ensure the safety of non-public personal customer information.

                INFORMATION WE COLLECT AND SOURCES OF INFORMATION
                -------------------------------------------------

     We may collect information about our customers to help identify you, evaluate your application, service and manage your account and offer services and products you may find valuable. We collect this information from a variety of sources including:

o Information we receive from you on applications or other forms (e.g. your name, address, date of birth, social security number and investment information.

o Information about your transactions and experiences with us and our affiliates (e.g. your account balance, transaction history and investment selections); and

o Information we obtain from third parties regarding their brokerage, investment advisory, custodial or other relationship with you (e.g. your account number, account balance and transaction history.

INFORMATION WE SHARE WITH SERVICE PROVIDERS

     WE MAY DISCLOSE ALL NON-PUBLIC PERSONAL INFORMATION WE COLLECT, AS DESCRIBED ABOVE, TO COMPANIES (INCLUDING AFFILIATES) THAT PERFORM SERVICES ON OUR BEHALF, INCLUDING THOSE THAT ASSIST US IN RESPONDING TO INQUIRIES, PROCESSING TRANSACTIONS, PREPARING AND MAILING ACCOUNT STATEMENTS AND OTHER FORMS OF SHAREHOLDER SERVICES PROVIDED THEY USE THE INFORMATION SOLELY FOR THESE PURPOSES AND THEY ENTER INTO A CONFIDENTIALITY AGREEMENT REGARDING THE INFORMATION.

INFORMATION WE SHARE WITH AFFILIATES

     OUR AFFILIATES ARE FINANCIAL SERVICE PROVIDERS THAT OFFER INVESTMENT ADVISORY, BROKERAGE AND OTHER FINANCIAL SERVICES. IN ADDITION TO THE INFORMATION WE SHARE WITH AFFILIATES THAT PROVIDE SERVICES TO US, WE MAY SHARE INFORMATION AMONG OUR AFFILIATES TO BETTER ASSIST YOU IN ACHIEVING YOUR FINANCIAL GOALS.

                          PRIVACY PROMISE FOR CUSTOMERS

     We  will  safeguard,   according  to  federal  standards  of  security  and
confidentiality, any non-public personal information our customers share with us.

     We will limit the collection and use of non-public customer information to the minimum necessary to deliver superior service to our customers which includes advising our customers about our products and services and to administer our business.

     We will permit only authorized employees who are trained in the proper handling of non-public customer information to have access to that information.

     We will not reveal non-public customer information to any external organization unless we have previously informed the customer in disclosures or agreements, have been authorized by the customer or are required by law or our regulators.

     We value you as a customer and take your personal privacy seriously. We will inform you of our policies for collecting, using, securing and sharing non-public personal information the first time we do business and every year that you are a customer of The Diamond Hill Funds or anytime we make a material change to our privacy policy.

                                [BACK COVER PAGE]

     Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Additional information about the Funds' investments is available in the Funds' annual and semi-annual report to shareholders. The Funds' annual reports contain management's discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

     Call the Funds at 888-226-5595 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

     You may review and copy information about a Fund (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about a Fund on the EDGAR Database on the SEC's Internet site at http.//www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-8061

                       DIAMOND HILL BANK & FINANCIAL FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2002

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Diamond Hill Funds dated April 30, 2002. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the ten-month period ended December 31, 2001 ("Annual Report"). A free copy of the Prospectus or Annual Report can be obtained by writing the Transfer Agent at 6000 Memorial Drive, Dublin, Ohio 43017, or by calling 1-888-BANK-595.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST.....................................................  2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........  3

INVESTMENT LIMITATIONS.......................................................  4

SHARES OF THE FUND...........................................................  6

THE INVESTMENT ADVISER.......................................................  7

TRUSTEES AND OFFICERS........................................................  8

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................  9

DISTRIBUTION PLANS........................................................... 11

DETERMINATION OF SHARE PRICE................................................. 12

TAXES........................................................................ 13

INVESTMENT PERFORMANCE....................................................... 13

CUSTODIAN.................................................................... 14

TRANSFER AGENT............................................................... 14

ACCOUNTANTS.................................................................. 15

DISTRIBUTOR.................................................................. 15

PRINCIPAL HOLDERS OF OUTSTANDING SHARES...................................... 16

FINANCIAL STATEMENTS......................................................... 16

DESCRIPTION OF THE TRUST

     Diamond Hill Bank & Financial Fund (the "Fund'), formerly known as The Banc Stock Group Fund, was organized as a series of Diamond Hill Funds (the "Trust"), formerly known as The BSG Funds. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the "Shares"). The Fund is one of four series currently authorized by the Trustees. There are currently two classes of Shares:
Class A and Class C.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Declaration of
Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of the Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     The differing sales charges and other expenses applicable to the different classes of the Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

     Upon sixty days prior written notice to shareholders, the Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

     As of March 31, 2002, the Fund's investment adviser, Diamond Hill Securities, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 (the "Adviser"), beneficially owned 0% of the outstanding shares of the Fund.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

     A.   Short Sales.
          -----------
     The Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Fund may make a profit and, conversely, if the security increases in value, the Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

     At any time that the Fund has an open short sale position, the Fund is required to segregate with the Custodian (and to maintain such amount until the Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Fund may lose on a short sale - the Fund's possible losses may exceed the total amount of deposits. The Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Fund's net assets.

     The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, the most that can be lost is $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

     Short selling also may produce higher than normal portfolio turnover Zand result in increased transaction costs to the Fund. In addition, because of the asset segregation requirement, the Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

     B. OPTION TRANSACTIONS. The Fund may engage in option transactions involving individual securities and market indexes. An option involves either
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Call options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security in the case of a call option. The Fund will sell (write) put options only if the Fund is selling an equivalent amount of the same security short. When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit assets in escrow with the Custodian.

     The purchase and writing of options involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline.

     When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can effect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

     C. ILLIQUID SECURITIES. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

     D. EQUITY SECURITIES. The Fund may invest in common stock, preferred stock and common stock equivalents (such as convertible preferred stock and convertible debentures). Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. The Adviser intends to invest only in convertible debentures rated A or higher by Standard & Poor's Corporation ("S&P") or by Moody's Investors Services, Inc. ("Moody's"). The Fund may hold warrants and rights issued in conjunction with common stock, but in general will sell any such warrants or rights as soon as practicable after they are received. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     At times, a portion of the Fund may be invested in companies with short operating histories ("new issuers") and in initial public offerings ("IPOS"), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent the Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

INVESTMENT LIMITATIONS

     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of
(1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. UNDERWRITING. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. The Fund will not invest 25% or more of its total assets in any particular industry other than the banking and financial institutions industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

     1. PLEDGING. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. BORROWING. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     5.   LOANS. The Fund will not loan its portfolio securities.

     6. REVERSE REPURCHASE AGREEMENTS. The Fund will not enter into reverse repurchase agreements.

                               SHARES OF THE FUND

     Two classes of Shares, Class A shares and Class C shares, are authorized for the Fund. Both classes of shares represent an interest in the same portfolio of investments of the Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of both classes is expected to differ from time to time.

     A contingent deferred sales charge ("CDSC"), based on the lower of the shares' cost and current net asset value, of 2% will be charged if the shares are redeemed within one year of the purchase date or 1% if redeemed after one year but before two years of the purchase date.

     The CDSC imposed on Class C shares will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

     Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase and redeem shares of the Fund without paying a sales charge. Broker-dealers with selling agreements with the Distributor and employee benefit plans established by same, clients of the Adviser and shareholders of Diamond Hill Investment Group, Inc. and employer sponsored plans may purchase and redeem shares of the Fund without paying a sales charge. In addition, shares of the Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the Distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. Some processing organizations have been authorized by the Fund to designate other intermediaries to receive purchase and sale orders on behalf of the Fund. The Fund will be deemed to have received a purchase or sale order from authorized processing organizations when they, or if applicable their authorized designee, receive the order. Such an order will be priced at the Fund's net asset value next computed after it is received by the processing organization or its authorized designee and accepted by the Fund. The minimum initial and subsequent investments in the Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with the Fund through a processing organization should read materials provided by the processing organization in conjunction with this Prospectus. The Trustees have determined that the Fund incurs no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales changes for these investors.

THE INVESTMENT ADVISER

     Effective November 30, 2000, the Fund's investment adviser is Diamond Hill Securities, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 (the "Adviser"). The Adviser is a wholly owned subsidiary of Diamond Hill Capital
Management, Inc. and also serves as the Fund's distributor. Diamond Hill Investment Group, Inc. ("DHIG") owns all of the issued and outstanding capital stock of Diamond Hill Capital Management, Inc. and therefore, DHIG controls the Adviser. Prior to November 30, 2000, Diamond Hill Capital Management, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215, an affiliate of the Adviser, served as the Fund's investment adviser.

     Under the terms of the management agreement with the Adviser (the "Management Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund.

     For the fiscal years ended February 28, 1999 and February 29, 2000, the Fund paid investment management fees to Diamond Hill Capital Management, Inc. of $435,072, and $277,238, respectively. For the fiscal year ended February 28, 2001, the Fund paid investment management fees of $92,221 to Diamond Hill Capital Management and $39,074 to the Adviser. For the ten month period ended December 31, 2001, the Fund paid investment management fees to the Adviser of $111,582.

     The Adviser and its parent company retain the right to use the name "Diamond Hill" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Diamond Hill" automatically ceases ninety days after termination of the Management Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Under the terms of an administration agreement with the Adviser (the "Administration Agreement"), the Adviser renders all administrative and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to the Fund's securities transactions and the Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations.

     Under the Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary or non-recurring expenses. The Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act.

     Pursuant to the Administration Agreement, the Adviser receives a fee which is paid monthly at an annual rate of 0.45% of the Fund's average daily net assets. The total administrative services fee the Adviser was paid by the Fund for fiscal years ended February 29, 2000 and February 28, 2001, and for the ten-month period ended December 31, 2001 were $0, $13,245 and $52,360, respectively

TRUSTEES AND OFFICERS

     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

---------------------------------------------------------------------------------------------------------------------
                                             Year First
                                             Elected a                                  Number of
                                             Trustee                                    Portfolios     Other
                                             and/or                                     in Trust       Directorships
                                             Officer of    Principal Occupation(s)      Overseen by    Held by
Name, Address and Age       Position Held    the Fund1     During Past Five Years       Trustee        Trustee2
---------------------       -------------    ---------     ----------------------       -------        --------
---------------------------------------------------------------------------------------------------------------------
"Interested"3 Trustees

Roderick H. Dillon, Jr.*    Trustee          2000          President, Chief             4              None
Year of Birth: 1956                                        Executive Officer and
375 North Front Street,                                    Chief Investment Officer
Suite 300                                                  of Diamond Hill
Columbus, Ohio  43215                                      Investment Group, Inc.,
                                                           Columbus, Ohio, since
                                                           April 2000; Vice
                                                           President with Loomis,
                                                           Sayles & Company, a
                                                           financial services
                                                           company, from October
                                                           1997 to April 2000;
                                                           President and Chief
                                                           Investment Officer of
                                                           Dillon Capital
                                                           Management, an
                                                           investment advisory
                                                           firm, from July 1993 to
                                                           October 1997.
---------------------------------------------------------------------------------------------------------------------
William P. Zox  *           Trustee          2000          Investment Analyst with      4              None
Year of Birth: 1967                                        Diamond Hill Capital
375 North Front Street,                                    Management, Inc., since
Suite 300                                                  January 2001; Partner
Columbus, Ohio  43215                                      with Schottenstein, Zox
                                                           and Dunn Co. LPA, 41 S.
                                                           High St., Columbus, Ohio
                                                           43215, a law firm, from
                                                           January 2000 to December
                                                           2000; Associate with
                                                           Schottenstein, Zox and
                                                           Dunn Co. LPA from July
                                                           1993 to January 2000.
---------------------------------------------------------------------------------------------------------------------

                                       10

---------------------------------------------------------------------------------------------------------------------
Other Officers

James F. Laird *            President,       2001          President of Diamond Hill    4              None
Year of Birth: 1957         Treasurer,                     Securities, Columbus,
375 North Front Street,     Secretary and                  Ohio, since July 2001;
Suite 300                   Chief Financial                Vice President-Corporate
Columbus, Ohio  43215       Officer                        Strategy with Nationwide
                                                           Insurance from January
                                                           2001 to July 2001; Senior
                                                           Vice President-Product
                                                           Development with
                                                           Villanova Capital from
                                                           February 1999 through
                                                           December 2000; Vice
                                                           President and General
                                                           Manager with Nationwide
                                                           Advisory Services from
                                                           January 1995 through
                                                           February 1999 and
                                                           Treasurer with
                                                           Nationwide Mutual Funds
                                                           from January 1995
                                                           through December 2000.
---------------------------------------------------------------------------------------------------------------------
Sandra L. Quinn             Secretary        2002          Vice President and           4              None
Year of Birth: 1967                                        Secretary of Diamond
375 North Front Street                                     Hill Investment Group,
Suite 300                                                  Inc., Vice President and
Columbus, Ohio  43215                                      Secretary of Diamond Hill
                                                           Securities, Inc., and
                                                           Vice President and
                                                           Secretary of Diamond Hill
                                                           Capital Management Inc.
                                                           since 1991.
---------------------------------------------------------------------------------------------------------------------
"Non-Interested"
Trustees


John M. Bobb                Trustee          1997          Director of Headwaters       4              None
Year of Birth: 1941                                        Group, 8200 Clouse Road,
8200 Clouse Road                                           New Albany, Ohio, a fine
New Albany, Ohio  43054                                    arts consulting agency,
                                                           1994 to present.
---------------------------------------------------------------------------------------------------------------------
George A. Skestos           Trustee          2000          President of Homewood        4              None
Year of Birth: 1968                                        Corporation, 750
750 Northlawn Drive                                        Northlawn Drive,
Columbus, Ohio  43214                                      Columbus, Ohio 43214, a
                                                           real estate development
                                                           firm, since September
                                                           1999; Director of the
                                                           Midland Life Insurance
                                                           Company since April 1998;
                                                           Officer of Huntington
                                                           Capital Corp. from April
                                                           1994 to September 1997.
---------------------------------------------------------------------------------------------------------------------
Archie M. Griffin           Trustee          2001          Associate Director of        4              Abercrombie &
Year of Birth: 1954                                        Athletics at The Ohio                       Fitch;
410 Woody Hayes Drive                                      State University since                      Motorists
Columbus, OH  43210                                        1994; Director or Trustee                   Insurance
                                                           of Abercrombie & Fitch,
                                                           Motorists Insurance and
                                                           The Ohio Auto Mobile Club.
---------------------------------------------------------------------------------------------------------------------

1    Directors and Officers of the Fund serve until their  resignation,  removal or retirement.

2 This includes all directorships (other than those in the Trust) that are held by each trustee as a director of a public company or a registered investment company.

3    "Interested  Persons"  within  the  meaning of the 1940 Act on the basis of their affiliation with the Investment Adviser to the Fund, Diamond Hill Securities, Inc., or its affiliated entities.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------
                                                     Aggregate Dollar Range1
                                                     of Shares Owned in All
                              Dollar Range of Fund   Funds Within The Trust
Name of Director              Shares Owned1          Overseen by Trustee
--------------------------------------------------------------------------------
"Non-Interested" Trustees

John Bobb                     $0-$10,000             $0-$10,000
--------------------------------------------------------------------------------

George A. Skestos             $0                     $0
--------------------------------------------------------------------------------

Archie M. Griffin             $0                     $0
--------------------------------------------------------------------------------

"Interested" Trustees

Roderick H. Dillon, Jr.       $0                     Over $100,000
--------------------------------------------------------------------------------

William P. Zox                $0                     Over $100,000
--------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for "interested" trustees include shares owned through Diamond Hill's retirement plan and 401(k) Plan.

     Trustee fees are Trust expenses. The compensation paid to the Trustees for the ten-month period ended December 31, 2001 is set forth in the following table:

                               COMPENSATION TABLE


                                               Pension or
                                               Retirement                        Total
                              Aggregate        Benefits         Estimated        Compensation
                              Compensation     Accrued as       Annual           from the Trust
                              from the         Part of Fund     Benefits Upon    Paid to
Trustee                       Trust            Expense          Retirement       Trustee1,
-------                       -----            -------          ----------       ---------
Roderick H. Dillon, Jr.       None             None             None             None

Lisa R. Hunter                None             None             None             None

John M. Bobb                  $3,750           None             None             $3,750

George A. Skestos             $1,250           None             None             $1,250

William P. Zox                $1,000           None             None             $1,000

Archie M. Griffin             $2,250           None             None             $2,250

1    The Trust consists of 4 series, including the Fund.

*    Ms. Hunter no longer serves as a Trustee of the Trust.

     The Board has no standing committees

     Messrs. Dillon and Zox are members of Diamond Hill Investment Partners, L.P., a private investment partnership, a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(2) of the Investment Company Act of 1940 and for which Diamond Hill Capital Management, Inc. serves as investment adviser and Diamond Hill General Partner, LLC, a limited liability company of which Diamond Hill Capital Management, Inc. serves as managing member, serves as general partner.

     During the past fiscal year, the Trustees considered and approved the renewal of the Fund's investment advisory agreement with the Adviser. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of the Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and administrative services fee on the expense ratio of the Fund;

     o the effect of the investment advisory fee and administrative services fee on the nature or level of services to be provided the Fund;

     o    the investment performance of the Fund;

     o    information   on   the   investment   performance,    advisory   fees,
          administrative service fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees and expense ratios of other investment companies not advised by the Adviser but believed to be generally comparable in their investment objectives and size to the Fund;

     o the investment approach used by the Adviser in the daily management of the Fund;

     o    information on the Adviser's portfolio manager;

     o the continuing need of the Adviser to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o    any soft dollars received by the Adviser from the Fund's trades;

     o    commissions   received  by  the  Adviser,   for  executing  securities
          transactions on behalf of the Fund;

     o ancillary benefits received by the Adviser and its affiliates as a result of their provision of investment advisory and other services to the Fund.

     The Trustees also considered financial information about the Adviser's costs, an analysis of historical profitability to the Adviser and its affiliates of the Fund's contracts, and the importance of supporting quality, long-term service by the Adviser to help achieve solid investment performance.

     The Trustees and Officers of the Trust as a group own less than 1% of the shares of the Fund.

     The Trust, the Adviser and principal underwriter have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

     While the Fund does not deem it practicable and in its best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that the Adviser, in its capacity as a registered broker-dealer, will effect substantially all securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Mesirow Financial, Inc.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with the Adviser may be prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Therefore, the Adviser will not serve as the Fund's dealer in connection with over-the-counter transactions. However, the Adviser may serve as the Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Mesirow Financial, Inc.

     The Fund will not effect any brokerage transactions in its portfolio securities with the Adviser if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. The Agreement provides that affiliates, or any affiliates of affiliates, of the Adviser may receive brokerage commissions in connection with effecting such transactions for the Fund. In determining the commissions to be paid to the Adviser, it is the policy of the Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be (a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and
(b) at least as favorable to the Fund as commissions contemporaneously charged by the Adviser on comparable transactions for its most favored unaffiliated customers, except for customers of the Adviser considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by the Adviser to the Fund and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     The Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by the Adviser from brokerage commissions generated from portfolio transactions of the Fund.

     While the Fund contemplates no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. The Adviser will not receive reciprocal brokerage business as a result of the brokerage business placed by the Fund with others.

     When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Fund) may also be blocked with those of the Adviser or any of its affiliates. The Adviser and its affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Fund) are filled.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for the Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. In addition, the Adviser (not the Fund), in its capacity as distributor for the Fund, may compensate brokers and other intermediaries for directing assets to or retaining assets in the Fund. The Adviser is a registered broker-dealer and it is anticipated that it will receive brokerage commissions from the Fund. The Adviser is wholly owned by Diamond Hill Investment Group, Inc., a corporation which invests in financial services companies.

     For the fiscal years ended February 28, 1999, February 29, 2000, and February 28, 2001, the Fund paid total brokerage commissions of $204,588, $144,454, and $75,353, respectively. For the ten month period ended December 31, 2001, the Fund paid total brokerage commissions of $26,325. For the fiscal year ended February 28, 1999, the Adviser was paid $204,558 for effecting 100% of the Fund's brokerage transactions. For the fiscal year ended February 29, 2000, the Adviser was paid $144,454 in commissions for effecting 100% of the Fund's brokerage transactions. For the fiscal year ended February 28, 2001, the Adviser was paid $75,179 in commissions for effecting 99% of the Fund's brokerage transactions. For the ten month period ended December 31, 2001, the Adviser was paid $20,633 in commissions for effecting 78% of the Fund's brokerage transactions.

                               DISTRIBUTION PLANS
                               ------------------

     Effective March 1, 1999, each class has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay for certain distribution and promotion expenses related to marketing its shares. Pursuant to the Plans, the Fund will pay the Adviser a fee for the Adviser's services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, the Fund will pay the Adviser a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the Adviser pursuant to either Plan may be greater or less than distribution expenses incurred by the Adviser with respect to the applicable class and are in addition to fees paid by the Fund pursuant to the Management Agreement.

     Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold
Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to this
Plan) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders;
(d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Fund does not participate in any joint distribution activities with other mutual funds.

     The Trustees expect that the Plans will significantly enhance the Fund's ability to expand distribution. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     The Plans have been approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Roderick H. Dillon, Jr., a Trustee of the Trust, William
P. Zox, a Trustee of the Trust, and James Laird, an officer of the Trust, may benefit indirectly from payments received by the Adviser under the Plans because of their relationships with the Adviser and its affiliates.

     The table below states the amounts paid under the Fund's distribution plans for the ten-month period ended December 31, 2001.

                   DISTRIBUTION PLAN EXPENSES PAID BY THE FUND

Type of Expense                                  Amount Paid
------------------------------------------------------------
                                                 Class A Shares   Class C Shares

Advertising                                      $0               $0
Printing and Mailing of Prospectuses             $0               $0
Compensation to Underwriters                     $0               $0
Compensation to Broker-Dealers                   $30,718          $1,082
Compensation to Sales Personnel                  $0               $0
Interest, Carrying, or Other Financial Charges   $0               $0
Total                                            $30,718          $1,082

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon the calculation of the net asset value at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon the net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.

     The net asset value per share for a class is calculated by adding the value of all securities and other assets of the Fund allocable to the class, deducting liabilities allocable to that class and dividing by the number of that class' shares outstanding. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                      TAXES
                                      -----

     The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

INVESTMENT PERFORMANCE

             CALCULATION OF AVERAGE ANNUAL TOTAL RETURN BEFORE TAXES

     The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.

     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P(1+T)^n=ERV

Where:    P    =  a hypothetical $1,000 initial investment
          T    =  average annual total return
          n    =  number of years
          ERV  =  ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If the Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns for Class A shares of the Fund for the annual period ended December 31, 2001 and for the period from August 1, 1997 (inception) to December 31, 2001 were 16.80% and 8.50%, respectively. The average annual total return for Class C shares of the Fund for the annual period ended December 31, 2001 and for the period from June 3, 1999 (commencement of operations) to December 31, 2001 was 21.35% and 9.35%, respectively.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2001, were:

                    1 YEAR (%)     SINCE INCEPTION1 (%)
                    -----------------------------------
Class A Shares      16.80          7.92
Class C Shares      21.35          9.29

1 Inception date for Class A Shares - August 1, 1997; Class C Shares - June 3, 1999

     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    =  a hypothetical initial payment of $1,000
     T    =  average annual total return (after taxes on distributions)
     n    =  number of years
     ATVD =  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

     Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2001,were:

                    1 YEAR (%)     SINCE INCEPTION1 (%)
                    -----------------------------------
Class A Shares      10.23          6.65
---------------------------------------
Class C Shares      12.22          7.57
---------------------------------------

1 Inception date for Class A shares - August 1, 1997; Class C Shares - June 3, 1999

The following SEC formula was used to calculate these figures:

         P(1+T)^n = ATVDR

     where:
     P    =  a hypothetical initial payment of $1,000
     T    =  average annual  total  return  (after  taxes on  distributions  and redemptions)
     n    =  number of years
     ATVDR=  ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

                          NON-STANDARDIZED PERFORMANCE
                          ----------------------------

     The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The total return of Class A shares of the Fund as calculated in this manner for the period from August 1, 1997 (inception) to December 31, 2001 was 52.17%. The total return of Class C shares of the Fund as calculated in this manner for the period from June 3, 1999 (commencement of operations) to December 31, 2001 was 25.92%. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of the Fund) as of the end of a specified period. These values, for Class A shares and Class C shares of the Fund for the period ended December 31, 2001, were $15,217 and $12,592, respectively. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

     The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to the S&P 1500 Supercomposite Financial Index and NASDAQ Bank Index (the "Indexes"), and the performance of the Indexes as well as the Fund may be compared to other well-known indices of market performance including the Standard & Poor's (S&P) 500 Index or the Dow Jones Industrial Average. With respect to the Indexes, shareholders should be aware that the Fund invests in banks and other securities that are not included in the Indexes. The performance of the Indexes should not be considered indicative of future performance of the Fund.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

     Effective March 1, 1999, Mutual Funds Service Co. (MFSCo.), 6000 Memorial Drive, Dublin, Ohio 43017 acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. MFSCo. also acts as the Fund's administrator and, in such capacity, manages the Fund's business affairs. In addition, MFSCo., in its capacity as fund accountant, provides the Fund with certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MFSCo. receives an annual fee from the Adviser equal to 0.05% of the Fund's assets up to $100 million (subject to a minimum annual fee of $20,000, which increases as additional classes are added). Prior to March 1, 1999, American Data Services, Inc. ("ADS"), P.O. Box 5536, Hauppauge, New York 11788-0132 served as fund accountant and administrator. For the period from August 1, 1997 (commencement of operations) through February 28, 1999, ADS received $54,881 from the Adviser (not the Fund) for its services to the Fund. For the fiscal years ended February 29, 2000 and February 28, 2001, MFSCo. received $94,556 and $76,407 from the Adviser (not the Fund) for its services to the Fund. For the ten month period ended December 31, 2001, MFSCo. received $57,826 from the Adviser (not the Fund) for its services to the Fund.

ACCOUNTANTS

     The firm of Crowe, Chizek and Company LLP, One Columbus, 10 West Broad Street, Columbus, Ohio 43215, has been selected as independent public accountants for the Trust for the ten-month period ended December 31, 2001 and for the fiscal year ending December 31, 2002. Crowe, Chizek and Company LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested. The Fund's financial statements incorporated by reference herein for fiscal years ended on or before February 28, 2001 were audited by McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145.

DISTRIBUTOR

     Diamond Hill Securities, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 (the "Adviser"), which also serves as the Fund's investment adviser, is the exclusive agent for distribution of shares of the Fund. The Adviser is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The total amount of underwriting commissions paid by the Fund with respect to Class A shares for the fiscal years ended February 28, 1999, February 29, 2000, and February 28, 2001, were $52,455, $20,422, and
$8,532, respectively, of which the Adviser, in its capacity as distributor for the Fund, retained $17,762, $1,545, and $2,013 in total underwriting commissions for the respective periods. The total amount of underwriting commissions paid by the Fund with respect to Class A shares for the ten-month period ended December 31, 2001 was $8,275 of which the Adviser, in its capacity as distributor for the Fund retained $2,442 in total underwriting commissions for such ten-month period. The total amount of underwriting commissions paid by the Fund with respect to Class C shares for the period from June 3, 1999 (commencement of operations) through February 29, 2000 and for the fiscal year ended February 28, 2001 were $845 and $0, respectively, of which the Adviser, in its capacity as distributor for the Fund, retained $0 and $0 in total underwriting commissions for the respective periods. The total amount of underwriting commissions paid by the Fund with respect to Class C shares for the ten-month period ended December 31, 2001 was $0 of which the Adviser, in its capacity as distributor for the Fund retained $0 in total underwriting commissions for such ten-month period.

     Diamond Hill Securities, Inc., the principal underwriter and investment adviser of the Fund, received the following commissions and other brokerage compensation from the Fund during the ten month period ended December 31, 2001:

-----------------------------------------------------------------------------------------------
                       Net Underwriting      Compensation on
Name of Principal        Discounts and       Redemptions and        Brokerage         Other
   Underwriter            Commissions          Repurchases         Commissions     Compensation
   -----------            -----------          -----------         -----------     ------------
-----------------------------------------------------------------------------------------------

                        Class A shares       Class A shares
                        -----------------------------------
Diamond Hill
Securities, Inc.           $32,286               $0                  $319,268          $0

                        Class C shares       Class C shares
                        -----------------------------------
                           $0                    $2,442

     James F. Laird,  President,  Treasurer and Chief  Financial  Officer of the
Trust is a Director, President, Treasurer and Chief Financial Officer of the principal underwriter of the Fund.

     Sandra L. Quinn, Secretary of the Trust, is Vice President and Secretary of the principal underwriter of the Fund.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

     As of March 31, 2002, the following persons owned 5% or more of a class of the Fund's outstanding shares:

--------------------------------------------------------------------------------
                                                                    PERCENTAGE
FUND CLASS           NAME AND ADDRESS OF OWNER                      OF OWNERSHIP
--------------------------------------------------------------------------------

Class A              Trust Company of America FBO 75                   10.05%
                     P.O. Box 6503
                     Englewood, CO  80155

Class A              NFSC FEBO # Y02-138827                             6.97%
                     Farmizer Investment PTE Ltd.
                     Morgan Trust Co Bahamas Ltd.
                     P. O. Box N-4899
                     Nassau, Bahamas N4899

                     NFSC FEBO #01A-150665
Class C              Stephanie P. Anderson
                     John D. Anderson                                  17.20%
                     1066 Banner Square

                     McDonald Investments Inc. (FBO)*
Class C              85901623
                     800 Superior Avenue, Suite 2100                   15.32%
                     Cleveland, OH  44114

                     Raymond James & Assoc. Inc.
Class C              FBO Freed Jerrold                                 13.65%
                     BIN #60150671
                     880 Carillon Pkwy.
                     St. Petersburg, FL  33716
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     NFSC FEBO # 0BX-029386
Class C              FBO Melissa S. Clarke                             11.34%
                     82 Devonshire
                     Mail Zone L 17C
                     Boston, MA  02109

                     McDonald Investments Inc. (FBO)*
Class C              15825802                                           8.73%
                     800 Superior Avenue, Suite 2100
                     Cleveland, OH  44114

                     NFSC FEBO #145-265349
Class C              FMT Co Cust IRA Rollover                           6.95%
                     FBO Gerard J. Candeloro
                     62 Washington Street, Fl 2
                     Mystic, CT  06355

                     McDonald Investments Inc. (FBO)*
Class C              8590195                                            6.55%
                     800 Superior Avenue, suite 2100
                     Cleveland, OH  44114
--------------------------------------------------------------------------------

     To the knowledge of the Trust, the shareholders listed above own shares for investment purposes and have no known intention of exercising any control of the Fund.

FINANCIAL STATEMENTS

     The financial statements and independent accountants' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Diamond Hill Funds' Annual Report to Shareholders for the ten-month period ended December 31, 2001. The Fund will provide the Annual Report without charge at written request or request by telephone.

                             DIAMOND HILL FOCUS FUND

                           DIAMOND HILL SMALL CAP FUND

                           DIAMOND HILL LARGE CAP FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April 30, 2002

     This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of Diamond Hill Funds, dated April 30, 2002. This SAI incorporates by reference the Trust's Annual Report to Shareholders for the ten-month period ended December 31, 2001 ("Annual Report"). A free copy of the Prospectus can be obtained by writing the Transfer Agent at 6000 Memorial Drive, Dublin, Ohio 43017, or by calling 1-888-226-5595.

TABLE OF CONTENTS
                                                                            PAGE
                                                                            ----

DESCRIPTION OF THE TRUST.....................................................  3

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS........  4

INVESTMENT LIMITATIONS.......................................................  5

SHARES OF THE FUNDS..........................................................  7

THE INVESTMENT ADVISER.......................................................  8

TRUSTEES AND OFFICERS........................................................  9

PORTFOLIO TRANSACTIONS AND BROKERAGE......................................... 10

DISTRIBUTION PLANS........................................................... 12

DETERMINATION OF SHARE PRICE................................................. 14

TAXES........................................................................ 14

INVESTMENT PERFORMANCE....................................................... 14

CUSTODIAN.................................................................... 16

TRANSFER AGENT............................................................... 16

ACCOUNTANTS.................................................................. 16

DISTRIBUTOR.................................................................. 17

PRINCIPAL HOLDERS OF OUTSTANDING SHARES...................................... 17

FINANCIAL STATEMENTS......................................................... 19

DESCRIPTION OF THE TRUST

     Diamond Hill Focus Fund (a "Fund") was organized as a non-diversified series of Diamond Hill Funds (the "Trust"), formerly known as The BSG Funds, on June 23, 2000. Diamond Hill Small Cap Fund (a "Fund") was organized as a diversified series of the Trust on January 24, 2001. Diamond Hill Large Cap Fund (a "Fund," and together with the Diamond Hill Focus Fund and the Diamond Hill Small Cap Fund, the "Funds") was organized as a diversified series of the Trust on April 11, 2001. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated January 14, 1997 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value (the "Shares"). The Funds are three of four series currently authorized by the Trustees. Each Fund currently has two classes of Shares: Class A and Class C.

     Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

     Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of a Fund have equal voting rights and liquidation rights. The Declaration of Trust can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. Each share of a Fund is subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the Fund's shareholders.

     The differing sales charges and other expenses applicable to the different classes of a Fund's shares may affect the performance of those classes. Broker/dealers and others entitled to receive compensation for selling or servicing Fund shares may receive more with respect to one class than another. The Board of Trustees of the Trust does not anticipate that there will be any conflicts among the interests of the holders of the different classes of Fund shares. On an ongoing basis, the Board will consider whether any such conflict exists and, if so, take appropriate action.

     Upon sixty days prior written notice to shareholders, a Fund may make redemption payments in whole or in part in securities or other property if the Trustees determine that existing conditions make cash payments undesirable.

As of March 31, 2002, the Funds' investment adviser, Diamond Hill Capital Management, Inc., 375 North Front Street, Suite 300, Columbus, OH 43215 (the "Adviser"), beneficially owned 3.02%, 3.95% and 13.62%, respectively, of the outstanding shares of the Diamond Hill Focus Fund, the Diamond Hill Small Cap and Diamond Hill Large Cap Fund. As of January 31, 2001, the Adviser's parent company, Diamond Hill Investment Group, Inc. beneficially owned no shares of the Funds.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

     This section contains a more detailed discussion of some of the investments a Fund may make and some of the techniques it may use.

     A. EQUITY SECURITIES. Equity securities consist of common stock, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

     Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely. Similar instruments may track the movement of other stock indexes.

     A Fund may invest in foreign equity securities by purchasing American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that a Fund does invest in ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

     Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Adviser. As a result, the return and net asset value of a Fund will fluctuate. Securities in a Fund's portfolio may decrease in value or not increase as much as the market as a whole. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

     At times, a portion of a Fund may be invested in companies with short operating histories ("new issuers") and in initial public offerings ("IPOs"), and such investments could be considered speculative. New issuers are relatively unseasoned and may lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. New issuers will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. To the extent a Fund invests in smaller capitalization companies, the Fund will also be subject to the risks associated with such companies. Smaller capitalization companies, IPOs and new issuers may experience lower trading volumes than larger capitalization, established companies and may experience higher growth rates and higher failure rates than larger capitalization companies. Smaller capitalization companies, IPOs and new issuers also may have limited product lines, markets or financial resources and may lack management depth.

     B. REPURCHASE AGREEMENTS. A repurchase agreement is a short-term investment in which the purchaser (i.e., a Fund) acquires ownership of an obligation issued by the U.S. Government or by an agency of the U.S. Government ("U.S. Government Obligations") (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, a Fund could experience both delays in liquidating the underlying security and losses in value. However, the Funds intend to enter into repurchase agreements only with the Custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser (subject to review by the Board of Trustees) to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which the Funds engage in repurchase transactions.

     C. LEVERAGING. A Fund may borrow up to five percent of the value of its total assets from banks to increase its holdings of portfolio securities. Under the Investment Company Act of 1940, as amended, each Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient Fund holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if such liquidations of the Fund's holdings may be disadvantageous from an investment standpoint. Leveraging a Fund creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Fund shares. Although the principal of such borrowings will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Fund, which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, the Fund's net income will be greater than if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than if leveraging were not used, and therefore the amount available for distribution to shareholders will be reduced.

     D. SHORT SALES. The Diamond Hill Focus Fund may engage in short sales. When the Adviser believes that a security is overvalued, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. If the price of the security decreases in value, the Diamond Hill Focus Fund may make a profit and, conversely, if the security increases in value, the Diamond Hill Focus Fund will incur a loss because it will have to replace the borrowed security by purchasing it at a higher price. There can be no assurance that the Diamond Hill Focus Fund will be able to close out the short position at any particular time or at an acceptable price. Although the Diamond Hill Focus Fund's gain is limited to the amount at which it sold a security short, its potential loss is not limited. A lender may request that the borrowed securities be returned on short notice; if that occurs at a time when other short sellers of the subject security are receiving similar requests, a "short squeeze" can occur. This means that the Diamond Hill Focus Fund might be compelled, at the most disadvantageous time, to replace borrowed securities previously sold short, with purchases on the open market at prices significantly greater than those at which the securities were sold short.

     At any time that the Diamond Hill Focus Fund has an open short sale position, the Diamond Hill Focus Fund is required to segregate with the Custodian (and to maintain such amount until the Diamond Hill Focus Fund replaces the borrowed security) an amount of cash or U.S. Government securities or other liquid securities equal to the difference between (i) the current market value of the securities sold short and (ii) any cash or U.S. Government securities required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale). As a result of these requirements, the Diamond Hill Focus Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. However, depending on arrangements made with the broker or Custodian, the Diamond Hill Focus Fund may not receive any payments (including interest) on the deposits made with the broker or Custodian. These deposits do not have the effect of limiting the amount of money the Diamond Hill Focus Fund may lose on a short sale - the Diamond Hill Focus Fund's possible losses may exceed the total amount of deposits. The Diamond Hill Focus Fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 35% of the value of the Diamond Hill Focus Fund's net assets.

     The amount of any gain will be decreased and the amount of any loss increased by any premium or interest the Diamond Hill Focus Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless while the latter can only equal the total amount of the Fund's investment in the security. For example, if the Diamond Hill Focus Fund purchases a $10 security, the most that can be lost is $10. However, if the Diamond Hill Focus Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value is $50, thereby incurring a loss of $40.

     Short selling also may produce higher than normal portfolio turnover and result in increased transaction costs to the Diamond Hill Focus Fund. In addition, because of the asset segregation requirement, the Diamond Hill Focus Fund may be required to liquidate other portfolio securities that it otherwise might not have sold in order to meet its obligations, such as paying for redemptions of Fund shares.

INVESTMENT LIMITATIONS

     FUNDAMENTAL. The investment limitations described below have been adopted by the Trust with respect to each Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this Statement of Additional Information, the term "majority" of the outstanding shares of a Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

     1. BORROWING MONEY. A Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude a Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

     2. SENIOR SECURITIES. A Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and the Statement of Additional Information.

     3. UNDERWRITING. A Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

     4. REAL ESTATE. A Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

     5. COMMODITIES. A Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

     6. LOANS. A Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

     7. CONCENTRATION. A Fund will not invest 25% or more of its total assets in any particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

     With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

     Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

NON-FUNDAMENTAL. The following limitations have been adopted by the Trust with respect to each Fund and are Non-Fundamental (see "Investment Restrictions" above).

     1. PLEDGING. A Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any of its assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

     2. BORROWING. A Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than 5% of its total assets are outstanding.

     3. MARGIN PURCHASES. A Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

     4. OPTIONS. A Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

     5.   LOANS. A Fund will not loan its portfolio securities.

     7. REVERSE REPURCHASE AGREEMENTS. A Fund will not enter into reverse repurchase agreements.

                               SHARES OF THE FUNDS
                               -------------------

     Two classes of shares, Class A shares and Class C shares, are authorized for each Fund. Both classes of shares represent an interest in the same portfolio of investments of a Fund and have the same rights, except that each class has exclusive voting rights with respect to its Rule 12b-1 distribution plan. The net asset value per share of both classes is expected to differ from time to time.

     A contingent deferred sales charge ("CDSC"), based on the lower of the shares' cost and current net asset value, of 2% will be charged if the Class C shares are redeemed within one year of the purchase date or 1% if redeemed after one year but before two years of the purchase date.

     The CDSC imposed on Class C shares will be waived (i) on redemption of shares following the death of the shareholder and (ii) on certain redemptions in connection with IRAs and other qualified retirement plans.

     Trustees, directors, officers and employees of the Trust, the Adviser, service providers of the Trust, including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase and redeem shares of a Fund without paying a sales charge. Broker-dealers with selling agreements with the Distributor and employee benefit plans established by same, clients of the Adviser and shareholders of Diamond Hill Investment Group, Inc. and employer sponsored retirement plans, may purchase and redeem shares of a Fund without paying a sales charge. In addition, shares of a Fund may be purchased at net asset value through processing organizations (broker-dealers, banks or other financial institutions) that have a sales agreement with the Distributor. When shares are purchased this way, the processing organization, rather than its customer, may be the shareholder of record of the shares. Some processing organizations have been authorized by the Funds to designate other intermediaries to receive purchase and sale orders on behalf of the Funds. The Funds will be deemed to have received a purchase or sale order from authorized processing organizations when they, or if applicable, their authorized designee, receives the order. Such an order will be priced at a Fund's net asset value next computed after it is received by the processing organization or its authorized designee and accepted by the Fund. The minimum initial and subsequent investments in a Fund for shareholders who invest through a processing organization generally will be set by the processing organization. Processing organizations may also impose other charges and restrictions in addition to or different from those applicable to investors who remain the shareholder of record of their shares. Thus, an investor contemplating investing with a Fund through a processing organization should read materials provided by the processing organization in conjunction with this Statement of Additional Information. The Trustees have determined that the Funds incur no appreciable distribution expenses in connection with sales to these investors and that it is therefore appropriate to waive sales charges for these investors.

THE INVESTMENT ADVISER

     Each Fund's investment adviser is Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 375 North Front Street, Suite 300, Columbus, Ohio 43215 (the "Adviser"). The Adviser is a wholly owned subsidiary of Diamond Hill Investment Group, Inc.

     Under the terms of each Fund's management agreement with the Adviser (each a "Management Agreement"), the Adviser manages the Fund's investments. As compensation for management services, the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund, and Diamond Hill Large Cap Fund are obligated to pay the Adviser fees computed and accrued daily and paid monthly at an annual rate of 0.90%, 0.80%, and 0.70%, respectively, of the average daily net assets of the Fund.

     For the ten month period endedDecember 31, 2001, the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund and Diamond Hill Large Cap Fund paid investment management fees of $100,474, $26,298 and $4,983, respectively, to the Adviser.

     The Adviser retains the right to use the name "Diamond Hill" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the name "Diamond Hill" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

     The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on a Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. A Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

     Under the terms of each Fund's administration agreement with the Adviser (each an "Administration Agreement"), the Adviser renders all administrative and supervisory services to the Fund. The Adviser oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records and other records which are required pursuant to Rule 31a-1 promulgated under the 1940 Act. The Adviser is also responsible for the equipment, staff, office space and facilities necessary to perform its obligations.

     Under each Administration Agreement, the Adviser assumes and pays all ordinary expenses of the Fund not assumed by the Fund. The Fund pays all brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of the non-interested person trustees and extraordinary or non-recurring expenses. The Fund also pays expenses which it is authorized to pay pursuant to Rule 12b-1 under the Act.

     Pursuant to each Administration Agreement, the Adviser receives a fee which is paid monthly at an annual rate of 0.45% of the Fund's average daily net assets. The total administrative services fee the Adviser was paid by the Fund for the fiscal years ended February 29, 2000 and February 28, 2001, and for the ten-month period ended December 31, 2001, were $0, $22,837 and $120,014, respectively.

TRUSTEES AND OFFICERS

     The names of the Trustees and executive officers of the Trust are shown below. Each Trustee or officer who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by an asterisk.

---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
                                             Year First
                                             Elected a                                  Number of
                                             Trustee                                    Portfolios     Other
                                             and/or                                     in Trust       Directorships
                                             Officer of    Principal Occupation(s)      Overseen by    Held by
Name, Address and Age       Position Held    the Fund1     During Past Five Years       Trustee        Trustee2
---------------------       -------------    ---------     ----------------------       -------        --------
---------------------------------------------------------------------------------------------------------------------
"Interested"3 Trustees
Roderick H. Dillon, Jr.*    Trustee          2000          President, Chief             4              None
Year of Birth: 1956                                        Executive Officer and
375 North Front Street,                                    Chief Investment Officer
Suite 300                                                  of The Banc Stock Group,
Columbus, Ohio  43215                                      Inc., Columbus, Ohio,
                                                           since April 2000; Vice
                                                           President with Loomis,
                                                           Sayles & Company, a
                                                           financial services
                                                           company, from October
                                                           1997 to April 2000;
                                                           President and Chief
                                                           Investment Officer of
                                                           Dillon Capital
                                                           Management, an
                                                           investment advisory
                                                           firm, from July 1993 to
                                                           October 1997.
---------------------------------------------------------------------------------------------------------------------
William P. Zox  *           Trustee          2000          Investment Analyst with      4              None
Year of Birth: 1967                                        Diamond Hill Capital
375 North Front Street,                                    Management, Inc., since
Suite 300                                                  January 2001; Partner
Columbus, Ohio  43215                                      with Schottenstein, Zox
                                                           and Dunn Co. LPA, 41 S.
                                                           High St., Columbus, Ohio
                                                           43215, a law firm, from
                                                           January 2000 to December
                                                           2000; Associate with
                                                           Schottenstein, Zox and
                                                           Dunn Co. LPA from July
                                                           1993 to January 2000.

---------------------------------------------------------------------------------------------------------------------

                                       12

---------------------------------------------------------------------------------------------------------------------
Other Officers

James F. Laird *            President,       2001          President of Diamond Hill    4              None
Year of Birth: 1957         Treasurer,                     Securities, Columbus,
375 North Front Street,     Secretary and                  Ohio, since July 2001;
Suite 300                   Chief Financial                Vice President-Corporate
Columbus, Ohio  43215       Officer                        Strategy with Nationwide
                                                           Insurance from January
                                                           2001 to July 2001; Senior
                                                           Vice President-Product
                                                           Development with
                                                           Villanova Capital from
                                                           February 1999 through
                                                           December 2000; Vice
                                                           President and General
                                                           Manager with Nationwide
                                                           Advisory Services from
                                                           January 1995 through
                                                           February 1999 and
                                                           Treasurer with
                                                           Nationwide Mutual Funds
                                                           from January 1995
                                                           through December 2000.
---------------------------------------------------------------------------------------------------------------------
Sandra L. Quinn             Secretary        2002          Vice President and           4              None
Year of Birth: 1967                                        Secretary of Diamond
375 North Front Street                                     Hill Investment Group,
Suite 300                                                  Inc., Vice President and
Columbus, Ohio  43215                                      Secretary of Diamond Hill
                                                           Securities, Inc., and
                                                           Vice President and
                                                           Secretary of Diamond Hill
                                                           Capital Management Inc.
                                                           since 1991.
---------------------------------------------------------------------------------------------------------------------
"Non-Interested"
Trustees

John M. Bobb                Trustee          1997          Director of Headwaters       4              None
Year of Birth: 1941                                        Group, 8200 Clouse Road,
8200 Clouse Road                                           New Albany, Ohio, a fine
New Albany, Ohio  43054                                    arts consulting agency,
                                                           1994 to present.
---------------------------------------------------------------------------------------------------------------------
George A. Skestos           Trustee          2000          President of Homewood        4              None
Year of Birth: 1968                                        Corporation, 750
750 Northlawn Drive                                        Northlawn Drive,
Columbus, Ohio  43214                                      Columbus, Ohio 43214, a
                                                           real estate development
                                                           firm, since September
                                                           1999; Director of the
                                                           Midland Life Insurance
                                                           Company since April 1998;
                                                           Officer of Huntington
                                                           Capital Corp. from April
                                                           1994 to September 1997.
---------------------------------------------------------------------------------------------------------------------
Archie M. Griffin           Trustee          2001          Associate Director of        4              Abercrombie &
Year of Birth: 1954                                        Athletics at The Ohio                       Fitch;
410 Woody Hayes Drive                                      State University since                      Motorists
Columbus, OH  43210                                        1994; Director or Trustee                   Insurance
                                                           of Abercrombie & Fitch,
                                                           Motorists Insurance and
                                                           The Ohio Auto Mobile Club.
---------------------------------------------------------------------------------------------------------------------

1    Directors and Officers of the Fund serve until their  resignation,  removal or retirement.

2    This includes all directorships (other than those in the Fund Complex) that are held by each trustee as a director of a public company or a registered investment company.

3    "Interested  Persons"  within  the  meaning of the 1940 Act on the basis of their affiliation with the Investment Adviser, Diamond Hill Capital Management, Inc., or its affiliated entities.

FUND SHARES OWNED BY TRUSTEES AS OF DECEMBER 31, 2001

--------------------------------------------------------------------------------
                                                        Aggregate Dollar Range1
                                                        of Shares Owned in All
                              Dollar Range of Fund      Funds Within The Trust
Name of Director              Shares Owned1             Overseen by Trustee
--------------------------------------------------------------------------------
"Non-Interested" Trustees

John Bobb                     $0 in each of the         $0-$10,000
                              three Funds
--------------------------------------------------------------------------------
George A. Skestos             $0 in each of the         $0
                              three Funds

--------------------------------------------------------------------------------
Archie M. Griffin             $0 in each of the         $0
                              three Funds

--------------------------------------------------------------------------------
"Interested" Trustees

Roderick H. Dillon, Jr.       Diamond Hill Focus        Over $100,000
                              Fund - $10,001-%50,000
                              Diamond Hill Small Cap
                              Fund -Over $100,000
                              Diamond Hill Large Cap
                              Fund - $0
--------------------------------------------------------------------------------
William P. Zox                Diamond Hill Focus     Over $100,000
                              Fund -Over $100,000
                              Diamond Hill Small Cap
                              Fund -Over $100,000
                              Diamond Hill Large Cap
                              Fund - $0
--------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000; $10,001 - $50,000; $50,001 - $100,000 and over $100,000. The amounts listed for
"interested" trustees include shares owned through Diamond Hill's retirement plan and 401(k) Plan.

     Trustee fees are Trust expenses. The compensation paid to the Trustees for the ten-month period ended December 31, 2001 is set forth in the following table:

                               COMPENSATION TABLE


                                               Pension or                        Total
                                               Retirement                        Compensation
                              Aggregate        Benefits         Estimated        from
                              Compensation     Accrued as       Annual           the Trust
                              from the         Part of Fund     Benefits Upon    Paid to
Trustee                       Trust            Expense          Retirement       Trustee1,
-------                       -----            -------          ----------       ---------
Roderick H. Dillon, Jr.       None             None             None             None

Lisa R. Hunter                None             None             None             None

John M. Bobb                  $3,750           None             None             $3,750

George A. Skestos             $1,250           None             None             $1,250

William P. Zox                $1,000           None             None             $1,000

Archie M. Griffin             $2,250           None             None             $2,250

1    The Trust consists of 4 series, including the Funds.

*    Ms. Hunter no longer serves as a Trustee of the Trust.

     The Board has no standing committees

     Messrs. Dillon and Zox are members of Diamond Hill Investment Partners, L.P., a private investment partnership, a person that would be an investment company but for the exclusions provided by Sections 3(c)(1) and 3(c)(2) of the Investment Company Act of 1940 and for which Diamond Hill Capital Management, Inc. serves as investment adviser and Diamond Hill General Partner, LLC, a limited liability company of which Diamond Hill Capital Management, Inc. serves as managing member, serves as general partner.

     During the past fiscal year, the Trustees considered and approved the renewal of each Fund's investment advisory agreement with the Adviser. In connection with this annual review, the Trustees, with the advice and assistance of independent counsel for the Trust, received and considered information and reports relating to the nature, quality and scope of the services provided to each Fund by the Adviser and its affiliates. The Trustees considered the level of and the reasonableness of the fees charged for these services, together with comparative fee and expense information showing, among other things, the fees paid for advisory, administrative, transfer agency, fund accounting and shareholder services and the total expense ratio of each Fund relative to its peer group of mutual funds. In addition, the Trustees considered, among other factors:

     o the effect of the investment advisory fee and administrative services fee on the expense ratio of each Fund;

     o the effect of the investment advisory fee and administrative services fee on the nature or level of services to be provided each Fund;

     o    the investment performance of each Fund;

     o    information   on   the   investment   performance,    advisory   fees,
          administrative services fees and expense ratios of other registered investment companies within the Trust;

     o information on the investment performance, advisory fees and expense ratios of other investment companies not advised by the Adviser but believed to be generally comparable in their investment objectives and size to each Fund;

     o the investment approach used by the Adviser in the daily management of each Fund;

     o    information on the Adviser's portfolio managers;

     o the continuing need of the Adviser to retain and attract qualified investment and service professionals to serve the Trust in an increasingly competitive industry;

     o any soft dollars received by Diamond Hill Securities, Inc., an affiliate of the Adviser, from the Funds' trades;

     o commissions received by Diamond Hill Securities, Inc., an affiliate of the Adviser, for executing securities transactions on behalf of each Fund;

     o ancillary benefits received by the Adviser and its affiliates as a result of their provision of investment advisory and other services to each Fund.

     The Trustees also considered financial information about the Adviser's costs, an analysis of historical profitability to the Adviser and its affiliates of the Fund's contracts, and the importance of supporting quality, long-term service by the Adviser to help achieve solid investment performance.

     As of March 31, 2002, The Trustees and Officers of the Trust as a group own 3.45% and 0%, respectively, of the Class A and Class C shares of the Diamond Hill Focus Fund, 10.43% and 0%, respectively, of the Class A and Class C shares of the Diamond Hill Small Cap Fund and 0% and 0%, respectively, of the Class A and Class C shares of the Diamond Hill Large Cap Fund.

     The Trust, the Adviser and the principal underwriter, have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Securities and Exchange Commission.

PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for each Fund's portfolio decisions and the placing of each Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for a Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

     The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to a Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

     Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom a Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Funds. Although research services and other information are useful to the Funds and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Funds under each Management Agreement.

     While the Funds do not deem it practicable and in their best interests to solicit competitive bids for commission rates on each transaction, consideration is regularly given to posted commission rates as well as other information concerning the level of commissions charged on comparable transactions by qualified brokers.

     A Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, it is contemplated that Diamond Hill Securities, Inc. ("DHS"), in its capacity as a registered broker-dealer, will effect a portion of each Fund's securities transactions which are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions will be executed at competitive commission rates through Mesirow Financial, Inc.

     Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

     Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Adviser (such as DHS) may be prohibited from dealing with a Fund as a principal in the purchase and sale of securities. Therefore, DHS will not serve as a Fund's dealer in connection with over-the-counter transactions. However, DHS may serve as a Fund's broker in over-the-counter transactions conducted on an agency basis and will receive brokerage commissions in connection with such transactions. Such agency transactions will be executed through Mesirow Financial, Inc.

     A Fund will not effect any brokerage transactions in its portfolio securities with DHS if such transactions would be unfair or unreasonable to Fund shareholders, and the commissions will be paid solely for the execution of trades and not for any other services. Each Management Agreement provides that affiliates, or any affiliates of affiliates, of the Adviser may receive brokerage commissions in connection with effecting such transactions for a Fund. In determining the commissions to be paid to DHS, it is the policy of each Fund that such commissions will, in the judgment of the Trust's Board of Trustees, be
(a) at least as favorable to the Fund as those which would be charged by other qualified brokers having comparable execution capability and (b) at least as favorable to the Fund as commissions contemporaneously charged by DHS on comparable transactions for its most favored unaffiliated customers, except for customers of DHS considered by a majority of the Trust's disinterested Trustees not to be comparable to the Fund. The disinterested Trustees from time to time review, among other things, information relating to the commissions charged by DHS to the Funds and its other customers, and rates and other information concerning the commissions charged by other qualified brokers.

     Each Management Agreement does not provide for a reduction of the Adviser's fee by the amount of any profits earned by DHS from brokerage commissions generated from portfolio transactions of a Fund.

     While the Funds contemplate no ongoing arrangements with any other brokerage firms, brokerage business may be given from time to time to other firms. DHS will not receive reciprocal brokerage business as a result of the brokerage business placed by the Funds with others.

     When a Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for a Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. Transactions of advisory clients (including the Funds) may also be blocked with those of the Adviser, the Distributor or any of their affiliates. The Adviser, the Distributor and their affiliates will be permitted to participate in the blocked transaction only after all orders of advisory clients (including the Funds) are filled.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Adviser may give consideration to sales of shares of a Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. In addition, the Distributor (not the Funds) may compensate brokers and other intermediaries for directing assets to or retaining assets in a Fund. The Distributor is a registered broker-dealer and it is anticipated that it will receive brokerage commissions from each Fund. Both the Adviser and the Distributor are wholly owned by Diamond Hill Investment Group, Inc., a corporation which invests in financial services companies.

                               DISTRIBUTION PLANS
                               ------------------

     Each class of each Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits a Fund to pay for certain distribution and promotion activities related to marketing its shares. Pursuant to the Plans, each Fund will pay the Adviser a fee for the Adviser's services in connection with the sales and promotion of the Fund, including its expenses in connection therewith, at an annual rate of 0.25% of the average daily net assets of the Class A shares and 0.75% of the average daily net assets of the Class C shares. In addition, each Fund will pay the Adviser a service fee at the annual rate of 0.25% of the average daily net assets of the Class C shares. Payments received by the Adviser pursuant to either Plan may be greater or less than distribution expenses incurred by the Adviser with respect to the applicable class and are in addition to fees paid by each Fund pursuant to its Management Agreement and Administration Agreement.

     Under the Plans, the Trust may engage in any activities related to the distribution of Fund shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of Shares, or that may be advising shareholders of the Trust regarding the purchase, sale or retention of Shares, or that hold Shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to a Fund and its shareholders, or for rendering shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Trust, processing shareholder transactions, and providing such other shareholder services as the Trust may request; (b) expenses of maintaining personnel (including personnel of organizations with which the Trust has entered into agreements related to the Plans) who engage in or support distribution of Shares; (c) costs of preparing, printing and distributing Fund prospectuses and statements of additional information and reports for recipients other than existing Fund shareholders; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plans. The Funds do not participate in any joint distribution activities with other mutual funds.

     The Trustees expect that the Plans will significantly enhance each Fund's ability to expand distribution. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.

     The Plans have been approved by the Funds' Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Funds and who have no direct or indirect financial interest in the Plans or any related agreement, by a vote cast in person. Continuation of the Plans and the related agreements must be approved by the Trustees annually, in the same manner, and a Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the applicable class. Any amendment increasing the maximum percentage payable under a Plan or other material change must be approved by a majority of the outstanding shares of the applicable class, and all other material amendments to a Plan or any related agreement must be approved by a majority of the independent Trustees. Roderick H. Dillon, Jr. a Trustee of the Trust, William P. Zox, a Trustee of the Trust, and James Laird, an officer of the Trust, may benefit indirectly from payments received by the Adviser under the Plans because of their relationships with the Adviser and its affiliates.

     The tables below state the amounts paid under each Fund's distribution plans for the ten-month period ended December 31, 2001.

DISTRIBUTION PLAN EXPENSES PAID BY THE DIAMOND HILL FOCUS FUND

Type of Expense                                  Amount Paid
------------------------------------------------------------
                                                 Class A Shares   Class C Shares

Advertising                                      $0               $0
Printing and Mailing of Prospectuses             $0               $0
Compensation to Underwriters                     $0               $0
Compensation to Broker-Dealers                   $26,989          $9,364
Compensation to Sales Personnel                  $0               $0
Interest, Carrying, or Other Financial Charges   $0               $0
Total                                            $26,989          $9,364

DISTRIBUTION PLAN EXPENSES PAID BY THE DIAMOND HILL SMALL CAP FUND

Type of Expense                                  Amount Paid
------------------------------------------------------------
                                                 Class A Shares   Class C Shares


Advertising                                      $0               $0
Printing and Mailing of Prospectuses             $0               $0
Compensation to Underwriters                     $0               $0
Compensation to Broker-Dealers                   $7,137           $2,587
Compensation to Sales Personnel                  $0               $0
Interest, Carrying, or Other Financial Charges   $0               $0
Total                                            $7,137           $2,587

DISTRIBUTION PLAN EXPENSES PAID BY THE DIAMOND HILL LARGE CAP FUND

Type of Expense                                  Amount Paid
------------------------------------------------------------
                                                 Class A Shares   Class C Shares

Advertising                                      $0               $0
Printing and Mailing of Prospectuses             $0               $0
Compensation to Underwriters                     $0               $0
Compensation to Broker-Dealers                   $1,426           $482
Compensation to Sales Personnel                  $0               $0
Interest, Carrying, or Other Financial Charges   $0               $0
Total                                            $1,426           $482

DETERMINATION OF SHARE PRICE

     The price (net asset value) of the shares of a Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

     The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon the calculation of the net asset value at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon the net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.

     The net asset value per share for a class is calculated by adding the value of all securities and other assets of the Fund allocable to the class, deducting liabilities allocable to that class and dividing by the number of that class' shares outstanding. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted, (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable, or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

                                      TAXES
                                      -----

     Each Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their respective net investment income and any realized capital gains.

INVESTMENT PERFORMANCE

                CALCULATION OF AVERAGE ANNUAL RETURN BEFORE TAXES

     Each Fund may periodically advertise "average annual total return." The "average annual total return" of a Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment.

     "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one, five and ten year periods) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 P(1+T)^n=ERV

Where:    P    = a hypothetical $1,000 initial investment
          T    = average annual total return
          n    = number of years
          ERV = ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates, that the maximum sales load is deducted from the initial $1,000 and that a complete redemption occurs at the end of the applicable period. If a Fund has been in existence less than one, five or ten years, the time period since the date of the initial public offering of shares will be substituted for the periods stated. The average annual total returns for Class A shares of the Diamond Hill Focus Fund for the annual period ended December 31, 2001 and for the period June 30, 2000 (inception) to December 31, 2001 were 0.01% and 1.48%, respectively. The average annual total return for Class C shares of the Diamond Hill Focus Fund for the period February 13, 2001 (inception) to December 31, 2001 was -10.48%. The average annual total returns for Class A shares of the Diamond Hill Small Cap Fund for the annual period ended December 31, 2001 and for the period December 29, 2000 (inception) to December 31, 2001 were 18.22% and 18.10%, respectively. The average annual total return for Class C shares of the Diamond Hill Small Cap Fund for the period February 20, 2001 (inception) to December 31, 2001 was 7.39%. The annual total return for Class A and Class C shares of the Diamond Hill Large Cap Fund for the periods June 29, 2001 (inception) through December 31, 2001 and September 25, 2001 (inception) through December 31, 2001, respectively, were 0.69% and 13.42%, respectively.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS

     Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (pre-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions for the indicated periods ended December 31, 2001, were:

                                    1 YEAR (%)     SINCE INCEPTION (%)
                                    ----------------------------------

Diamond Hill Focus
Fund - Class A Shares               -0.59            1.05
       Class C Shares                 N/A          -11.08

Diamond Hill Small Cap
Fund - Class A Shares               17.30           17.16
       Class C Shares                 N/A            6.54

Diamond Hill Large Cap
Fund - Class A Shares                 N/A           -5.13
     - Class C Shares                 N/A           11.42

     The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVD

     where:

     P    = a hypothetical initial payment of $1,000
     T    = average annual total return (after taxes on distributions)
     n    = number of years
     ATVD = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

CALCULATION OF AVERAGE ANNUAL TOTAL RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES

     Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes the maximum initial sales charge is deducted from the initial $1,000 purchase, and income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

     Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phase-outs of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

     The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any non-recurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

     The Fund's sales literature and advertising commonly refer to this calculation as the Fund's after-tax average annual total return (post-liquidation). When considering the average annual total return after taxes on distributions quotations, you should keep in mind that the maximum initial sales charge reflected in each quotation is a one time fee charged on all direct purchases, which will have its greatest impact during the early stages of your investment. This charge will affect actual performance less the longer you retain your investment in the Fund. The average annual total returns after taxes on distributions and redemption for the indicated periods ended December 31, 2001,were:

                                    1 YEAR (%)     SINCE INCEPTION (%)
                                    ----------------------------------
Diamond Hill Focus
------------------
Fund - Class A Shares                  0.02               0.97
--------------------------------------------------------------
     - Class C Shares                   N/A              -7.11
--------------------------------------------------------------

Diamond Hill Small
------------------
Cap Fund - Class A Shares             11.10              14.01
--------------------------------------------------------------
         -  Class C Shares              N/A               3.71
--------------------------------------------------------------

Diamond Hill Large
------------------
Cap Fund - Class A Shares               N/A              -3.11
--------------------------------------------------------------
         - Class C Shares               N/A               6.17
--------------------------------------------------------------

The following SEC formula was used to calculate these figures:

     P(1+T)^n = ATVDR

     where:
     P    = a hypothetical initial payment of $1,000
     T    = average  annual  total  return  (after  taxes on  distributions  and redemptions)
     n    = number of years
     ATVDR= ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption

                          NON-STANDARDIZED PERFORMANCE
                          ----------------------------

     Each Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. The total return of Class A shares of the Diamond Hill Focus Fund as calculated in this manner for the period from June 30, 2000 (inception) to December 31, 2001 was 8.48%. The total return of Class C shares of the Diamond Hill Focus Fund as calculated in this manner for the period February 13, 2001 (inception) to December 31, 2001 was -8.69%. The total return of Class A shares of the Diamond Hill Small Cap Fund as calculated in this manner for the period from December 29, 2000 (inception) to December 31, 2001 was 25.46%. The total return of Class C shares of the Diamond Hill Small Cap Fund as calculated in this manner for the period from February 20, 2001 (inception) to December 31, 2001 was 9.39%. The total return for Class A and Class C shares of the Diamond Hill Large Cap Fund as calculated in this manner for the periods from June 29, 2001 (inception) through December 31, 2001 and September 25, 2001 (inception) through December 31, 2001, respectively, were 0.69% and 13.42%, respectively. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the commencement of operations of each class of shares of a Fund) as of the end of a specified period. These value, for Class A shares and Class C shares of the Diamond Hill Focus Fund for the period ended December 31, 2001 were $10,848 and $9,131, respectively. These values, for Class A shares and Class C shares of the Diamond Hill Small Cap Fund for the period ended December 31, 2001 were $12,546 and $10,939. These values for Class A shares and Class C shares of the Diamond Hill Large Cap Fund for the period ended December 31, 2001 were $10,069 and $11,342, respectively. These non-standardized quotations do not include the effect of the applicable sales load which, if included, would reduce the quoted performance. A non-standardized quotation of total return will always be accompanied by a Fund's average annual total return as described above.

     A Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing a Fund's performance to those of other investment companies or investment vehicles. The risks associated with a Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

     Each Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Diamond Hill Focus Fund performance may be compared to the Wilshire 5000 Index and Russell 3000 Index; Diamond Hill Small Cap Fund performance may be compared to the Wilshire 4500 Index and Russell 2000 Index (the "Indexes"). With respect to the Indexes, shareholders should be aware that the Funds invest in other securities that are not included in the Indexes. The performance of the Indexes should not be considered indicative of future performance of the Funds.

     From time to time, in advertisements, sales literature and information furnished to present or to prospective shareholders, the performance of a Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. A Fund may use the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average.

     In addition, the performance of each Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of a Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at each Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

     Mutual Funds Service Co. (MFSCo.), 6000 Memorial Drive, Dublin, Ohio 43017 acts as each Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. MFSCo. also acts as each Fund's administrator and, in such capacity, manages each Fund's business affairs. In addition, MFSCo., in its capacity as fund accountant, provides each Fund with certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, MFSCo. receives an annual fee from the Adviser equal to 0.05% of each Fund's assets up to $100 million (subject to a minimum annual fee of $15,000, which increases as additional classes are added).

ACCOUNTANTS

     The firm of Crowe, Chizek and Company LLP, One Columbus, 10 West Broad Street, Columbus, Ohio 43215, has been selected as independent public accountants for the Trust for the ten-month period ended December 31, 2001 and for the fiscal year ending December 31, 2002. Crowe, Chizek and Company LLP performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested. The Fund's financial statements incorporated by reference herein for fiscal years ended on or before February 28, 2001 were audited by McCurdy & Associates, CPA's, Inc., 27955 Clemens Road, Westlake, Ohio 44145.

DISTRIBUTOR

     Diamond Hill Securities, Inc. ("DHS"), 375 North Front Street, Suite 300, Columbus, Ohio 43215, is the wholly-owned subsidiary of the Adviser, is the exclusive agent for distribution of shares of each Fund. The Distributor is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. DHS was paid the following commissions for effecting brokerage transactions on behalf of the Funds:

                       Diamond Hill     Diamond Hill     Diamond Hill
     Year              Focus Fund       Small Cap Fund   Large Cap Fund
     ----              ----------       --------------   --------------

     2000              $38,714          $   287          $     0
     2001              $27,457          $12,472          $ 6,274

     James F. Laird,  President,  Treasurer and Chief  Financial  Officer of the
Trust is a Director, President, Treasurer and Chief Financial Officer of the principal underwriter of the Funds.

     Sandra L. Quinn, Secretary of the Trust, is Vice President and Secretary of the principal underwriter of the Funds.

PRINCIPAL HOLDERS OF OUTSTANDING SHARES

     As of March 31, 2002, the following persons owned 5% or more of a class of the Fund's outstanding shares:

--------------------------------------------------------------------------------
                                                                    PERCENTAGE
FUND CLASS           NAME AND ADDRESS OF OWNER                      OF OWNERSHIP
--------------------------------------------------------------------------------

Focus Fund -         NFSC*                                             12.14%
Class C              Union Trust Co P/ADM
                     1611 Hilton Avenue
                     Columbus, GA  31906
--------------------------------------------------------------------------------

                     NFSC*                                              7.81%
                     William J. Martin
                     Marcia W. Martin
                     5928 Roaring Branch Road
                     Columbus, GA  31904
--------------------------------------------------------------------------------

                     NFSC FBO James E. Gates*                           7.07%
                     1415 Big Eddy Court
                     Columbus, GA  31904
--------------------------------------------------------------------------------

                     NFSC*                                              6.51%
                     Southeastern Forge Inc Pft Shring Pl
                     P. O. Box 12068
                     Columbus, GA  31917
--------------------------------------------------------------------------------

                     NFSC of West Ga Inc.*                              5.58%
                     Attn:  Jennifer Horne
                     1959 Hamilton Road
                     Columbus, GA  31904
--------------------------------------------------------------------------------

Small Cap - Class A  Paul D. Chambers                                  21.39%
--------------------------------------------------------------------------------

                     Dillon
                     4900 Tiedeman Road                                 7.96%
                     Brooklyn, OH  44144
--------------------------------------------------------------------------------

                     Meuse Family Fnd of Comm Found, Inc.               6.67%
                     1234 E. Broad Street
                     Columbus, OH  43205
--------------------------------------------------------------------------------

Small Cap - Class C  NFSC FBO George B. Hubbard, Jr.*                  31.04%
                     2012 10th Avenue
                     Columbus, GA  31901
--------------------------------------------------------------------------------

Small Cap - Class C  NFSCFBO Margaret R. Angell                        10.53%
                     3736 Winkfield Place
                     Columbus, GA  31909
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                     NFSC FBO Donald L. Bloebaum*                       6.03%
                     55 Waterway Court
                     Cataula, GA  31804
--------------------------------------------------------------------------------

Small Cap - Class C  NFSC FBO Arthur C. Angell*                         5.27%
                     117 Racetrack Rd., N.W.
                     Fort Walton Beach, FL  32547
--------------------------------------------------------------------------------

Large Cap - Class A  Paul D. Chambers*                                 36.13%
--------------------------------------------------------------------------------

                     Diamond Hill Capital Management                   13.62%
                     1105 Schrock Road, Suite 437
                     Columbus, OH  43229
--------------------------------------------------------------------------------

                     Meuse Family Fnd of Comm Found, Inc.              13.51%
                     1234 E. Broad Street
                     Columbus, OH  43205
--------------------------------------------------------------------------------

                     QP - Matrka Barbara K                              5.15%
--------------------------------------------------------------------------------

Large Cap - Class C  Diamond Hill Capital Management*                  84.52%
                     1105 Schrock Road, Suite 437
                     Columbus, OH  43229
--------------------------------------------------------------------------------

                     NFSC Abbott Jordan & Koon CPA 401K                10.24%
                     Brookstone Center Pkwy, Ste. 101
                     Columbus, GA  31904
--------------------------------------------------------------------------------

*NFSC is deemed to control Focus Fund Class A and C shares and Small Cap Fund Class C shares. Paul D. Chambers is deemed to control Large Cap Fund Class A shares. Diamond Hill Capital Management, Inc., the Adviser, is deemed to control Large Cap Fund Class C shares. As the controlling shareholders of their respective Fund(s), they could control the outcome of any proposal submitted to shareholders for approval, including changes to their respective Fund(s)' fundamental policies or the terms of their respective management agreement with the Adviser.

FINANCIAL STATEMENTS

     The financial statements and independent accountants' report required to be included in this Statement of Additional Information are incorporated herein by reference to the Annual Report to Shareholders of the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund and Diamond Hill Large Cap Fund for the ten-month period ended December 31, 2001. The Funds will provide the Annual Report without charge at written request or request by telephone.

                               DIAMOND HILL FUNDS

PART C.  OTHER INFORMATION
         -----------------

ITEM 23. EXHIBITS

(a)  Articles of Incorporation

     (i) Copy of Registrant's Amended and Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Amended and Restated Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference. Copies of other Amendments to Registrant's Amended and Restated Declaration of Trust, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, are hereby incorporated by reference.

     (iii)Copy  of  Amendment  No.  9  to  Registrant's   Amended  and  Restated
          Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

(b) By-Laws. Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(c)  Instruments  Defining  Rights  of  Security   Holders-None  other  than  in
     Registrant's Amended and Restated Declaration of Trust, as amended, and By-Laws.

(d)  Investment Advisory Contracts.

     (i) Copy of Registrant's Management Agreement for the Diamond Hill Focus Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's Management Agreement for the Diamond Hill Bank & Financial Fund, formerly known as Banc Stock Group Fund with its Adviser, Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 10, is hereby incorporated by reference.

     (iii)Copy of Registrant's Management Agreement for the Diamond Hill Small Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an

          Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Copy of Registrant's Management Agreement for the Diamond Hill Large Cap Fund with its Adviser, Diamond Hill Capital Management, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(e) Underwriting Contracts. Copy of Registrant's Underwriting Agreement with Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., which was filed as an Exhibit to Registrant's Pre-Effective Amendment, is hereby incorporated by reference.

(f)  Bonus or Profit Sharing Contracts- None.

(g) Custodian Agreements. Copy of Registrant's Agreement with the Custodian, Firstar Bank, N.A. (formerly Star Bank, N.A.), which was filed as an Exhibit to Registrant's Pre-Effective Amendment, is hereby incorporated by reference.

(h)  Other Material Contracts.

     (i) Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Focus Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.

     (ii) Copy of Registrant's Administrative Services Agreement with Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc. for the Diamond Hill Bank & Financial Fund, formerly known as Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

     (iii)Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Copy of Registrant's Administrative Services Agreement with Diamond Hill Capital Management, Inc. for the Diamond Hill Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(i)  Legal Opinion - None.

(j)  Other Opinions.

     (i) Consent of McCurdy & Associates CPA's, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, is hereby incorporated by reference.

     (ii) Consent of Crowe Chizek and Company LLP is filed herewith.

(k)  Omitted Financial Statements- None.

(l) Initial Capital Agreements. Copy of Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment, is hereby incorporated by reference.

(m)  Rule 12b-1 Plans.

     (i) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Bank & Financial Fund, formerly known as the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (ii) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Bank & Financial Fund, formerly known as the Banc Stock Group Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

     (iii)Class A Shares  12b-1  Distribution  Expense Plan for the Diamond Hill
          Focus   Fund,   which  was  filed  as  an  Exhibit   to   Registrant's
          Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (iv) Class C Shares  12b-1  Distribution  Expense Plan for the Diamond Hill
          Focus   Fund,   which  was  filed  as  an  Exhibit   to   Registrant's
          Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (v) Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (vi) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Small Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (vii)Class A Shares 12b-1 Distribution Expense Plan for the Diamond Hill Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

     (viii) Class C Shares 12b-1 Distribution Expense Plan for the Diamond Hill Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(n) Rule 18f-3 Plan. Rule 18f-3 Plan, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(o) Powers of Attorney for Trustees, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 13, are hereby incorporated by reference.

(p) Code of Ethics - Copy of Code of Ethics of Diamond Hill Funds and Diamond Hill Investment Group, Inc., formerly known as The Heartland Group of Companies, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

     None.

ITEM 25. INDEMNIFICATION

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
     indemnification of officers and Trustees as follows:

     SECTION 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

     SECTION 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

     SECTION 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

     The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Pursuant to the Underwriting Agreement, the Underwriter has agreed to indemnify, defend, and hold the Registrant, its officers, trustees, employees, shareholders and agents, and any person who controls the Registrant within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending against such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Registrant, its trustees, officers, employees, shareholders and agents, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any untrue statement of a material fact or alleged untrue statement of a material fact contained in information furnished in writing by the Underwriter to the Registrant for use in the Registration Statement, or arising out of or based upon any omission or alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement necessary to make such information not misleading.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     A. Diamond Hill Capital Management, Inc., formerly known as Heartland Advisory Group, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 ("DHCM"), adviser to the Diamond Hill Focus Fund, Diamond Hill Small Cap Fund and Diamond Hill Large Cap Fund, is a registered investment adviser.

          (1) DHCM has engaged in no other business during the past two fiscal years.

          (2) Information with respect to the directors and officers of DHCM is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-32176).

     B. Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc., 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 ("DHS"), adviser to Diamond Hill Bank & Financial Fund, is a registered investment adviser.

          (1) DHS, a registered broker-dealer also serves as the Registrant's principal underwriter.

          (2) Information with respect to the directors and officers of DHS is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-55155).

ITEM 27. PRINCIPAL UNDERWRITERS

(a)  None.

(b) Diamond Hill Securities, Inc., formerly known as Banc Stock Financial Services, Inc. ("DHS"), 1105 Schrock Road, Suite 437, Columbus, Ohio is the Registrant's principal underwriter. James F. Laird is the sole Director, President, Treasurer and Chief Financial Officer, Matthew Lee is the Vice President of Equity Trading, and Sandra L. Quinn is the Vice President and Secretary of DHS.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1105 Schrock Road, Suite 437, Columbus, Ohio 43229 and/or by the Registrant's Custodian, U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or transfer and shareholder service agent, Mutual Funds Service Co., 6000 Memorial Dr., Dublin, Ohio 43017.

ITEM 29. MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

     None.

ITEM 30. UNDERTAKINGS

     None.

                            POST-EFFECTIVE AMENDMENT
                            ------------------------

                                  EXHIBIT INDEX
                                  -------------

1.   Consent of Crowe, Chizek and Company LLP....................EX-99.23(j)(ii)

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus, and the State of Ohio on the 30th day of April, 2002.

                                   DIAMOND HILL FUNDS

                                   By: /s/  James F. Laird
                                      ----------------------------------
                                      James F. Laird

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Roderick H. Dillion, Jr.*          Trustee                      April 30, 2002
-------------------------
Roderick H. Dillon, Jr.

/s/ James F. Laird                 President, Treasurer,        April 30, 2002
-------------------------          Secretary and Chief
James Laird                        Financial Officer

John M. Bobb*                      Trustee                      April 30, 2002
-------------------------
John M. Bobb

George A. Skestos*                 Trustee                      April 30, 2002
-------------------------
George A. Skestos

William P. Zox*                    Trustee                      April 30, 2002
-------------------------
William P. Zox

Archie M. Griffin*                 Trustee                      April 30, 2002
-------------------------
Archie M. Griffin

*By: /s/  James F. Laird
    ---------------------
     James F. Laird
     Executed by James F. Laird
     on behalf of those indicated pursuant
     to Powers of Attorney